As filed with the SEC on April 27, 2006
Registration No. 33-24400
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 26 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 33 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V12A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2006, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Exhibit Index Appears on Page __

Prospectus

Fidelity Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us," the "Company," or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of fifty variable Subaccounts of Fidelity Investments Variable Annuity Account I (the "Variable Account").

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

Some of the variable Subaccounts invest in the portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages all of the Fidelity Funds, except for the Fidelity VIP Index 500 Portfolio and Fidelity VIP Disciplined Small Cap Portfolio, which are managed by Geode Capital Management, LLC ("Geode"), and Fidelity VIP Freedom Income Portfolio, Fidelity VIP Freedom 2005 Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP FundsManager 20% Portfolio, Fidelity VIP FundsManager 50% Portfolio, Fidelity VIP FundsManager 70% Portfolio, and Fidelity VIP FundsManager 85% Portfolio which are managed by Strategic Advisers, Inc. ("Strategic Advisers"). Other variable Subaccounts invest in the portfolios of other portfolios managed by Morgan Stanley Asset Management ("Morgan Stanley") and Credit Suisse Asset Management, LLC for the Credit Suisse Trust Portfolios ("Credit Suisse"), and Lazard Asset Management, LLC ("Lazard"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2006. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2006

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts about the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payments	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose A Short-Term Redemption Fee	<Click Here>
Death Benefit	<Click Here>
Required Distributions Upon Death	<Click Here>
Annuity Date	<Click Here>
Selection of Annuity Income Options	<Click Here>
Fixed, Variable, or Combination Annuity Income Options	<Click Here>
Types of Annuity Income Options	<Click Here>
Reports to Owners	<Click Here>
The Fixed Account
The Fixed Account	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Automatic Deduction Plan	<Click Here>
Special Provisions Applicable to Sales Under Sponsored Arrangements	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Postponement of Payment	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account." We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis;

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA; or

(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. You may also make additions to a Contract before annuity payments begin (the "Annuity Date"). Some Contracts may have lower minimums.

Investment Options

Your may direct your money to one or more of the fifty Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in the "The Funds" below. The Funds are managed by FMR, Geode, Strategic Advisers, Morgan Stanley, Credit Suisse, and Lazard. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment and varies daily in price.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our General Account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

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The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page <Click Here>.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page <Click Here>. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page <Click Here>. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page <Click Here>.

Charges

We assess the following charges.

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

  Before the Annuity Date, we deduct this charge from your Contract Value.
  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.
  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Exchange Charge.

(6) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(7) Other Taxes.

For further information on the charges described above, see Charges on page <Click Here>.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

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Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. In some instances, your Purchase Payment may be placed in the Money Market Investment Option for only part of the free look period. See Free Look Privilege on page <Click Here>.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$ 15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	0.75%
Daily Administrative Charge	0.05%	0.25%B
Total Separate Account Annual Expenses	0.80%	1.00%

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

B Although we do not intend to deduct more than 0.05% per year, we reserve the right to increase this annual rate to 0.25%.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) 	0.10%	4.25%

Some Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Industries Portfolio, Fidelity VIP Cyclical Industries Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Natural Resources Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, and Fidelity VIP Telecommunications & Utilities Growth Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 525	$ 1,572	$ 2,613	$ 5,192

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 506	$ 1,517	$ 2,526	$ 5,045

Facts about Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and another form of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently fifty Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP International Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Freedom Income	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Freedom 2005	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2010	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2015	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2020	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2025	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2030	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP FundsManager 20%	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
VIP FundsManager 50%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 70%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 85%	Seeks high total return	Strategic Advisers, Inc.
VIP Aggressive Growth	Seeks capital appreciation	Fidelity Management & Research Company
VIP Growth Stock	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Leaders	Seeks capital appreciation	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Overseas	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Real Estate	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500®	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®, while keeping transaction costs and other expenses low

Geode Capital Management, LLC
VIP Disciplined Small Cap	Seeks captial appreciation	Geode Capital Management, LLC
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Consumer Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Cyclical Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP Natural Resources	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications & Utilities Growth	Seeks capital appreciation	Fidelity Management & Research Company
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Asset Management
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Asset Management
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Asset Management
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Asset Management
CREDIT SUISSE
International Focus	Seeks long-term capital appreciation by investing in equity securities of issuers from at least three foreign countries	Credit Suisse Asset Management, LLC
Global Small Cap	Seeks long-term growth of capital by investing in equity securities of small companies from at least three countries, including the U.S.	Credit Suisse Asset Management, LLC
Small Cap Growth	Seeks capital growth by investing in equity securities of small U.S. growth companies	Credit Suisse Asset Management, LLC
LAZARD
Lazard Retirement Emerging Markets	Seeks long-term capital appreciation	Lazard Asset Management, LLC

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page <Click Here>.
  To purchase a Non-Qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-Qualified Contract, the proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-Qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

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FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page <Click Here>. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page <Click Here>.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). To make an additional Purchase Payment of more than $100,000 from another Fidelity Account you must do so in writing. Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. See Tax Considerations on page <Click Here>. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page <Click Here>.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page <Click Here>.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

The entire portion of any net purchase payment allocated to the Variable Account will be placed in the Money Market Subaccount during the free look period, and in most cases, it will remain in the Money Market Subaccount for the entire free look period, which is generally 15 calendar days after the Contract is mailed to you. The Contract Value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your Purchase Payment (without interest) or (2) the amount of your Purchase Payment plus the investment performance of the Money Market Investment Option.

If you are replacing an existing insurance product in certain states or if you are a California resident over age 60, the Contract may be returned within 30 days after you receive it. During the first 15 days, the entire portion of your net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount. After that period of time, the value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on your application. If you return your Contract after 15 days but within 30 days, you will receive a refund of your Contract Value reflecting investment performance from issue to the day your Contract is received by the insurance company or its authorized representative.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

As described above, your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected Investment Options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you may not allocate more than $20,000 (including transfers) to the Fixed Account in all states except Florida, Maryland, New Jersey, Oregon and Virginia (the "Exception States") during any one Contract Year. In these Exception States, you may not allocate more than $50,000 (including transfers) to the Fixed Account during any one Contract Year. You may not allocate more than 25% of any Purchase Payment to the Fixed Account and you may not make more than one transfer to the Fixed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

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TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of twelve per calendar year. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

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Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all Fidelity Funds. Further, Contract Owners who have engaged in frequent trading in other Fidelity Funds - or in Other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures. FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block by the Fidelity Funds.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

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(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Fixed Account Transfers

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any Purchase Payment amounts allocated to the Fixed Account during that Contract Year may not exceed $20,000, except in certain states where the limit is $50,000. (See "Investment Allocation of your Purchase Payments" on page <Click Here>.) Also, for any transfer from the Variable Account to the Fixed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Investment Options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following a transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2007, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page <Click Here>.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

ACCUMULATION UNITS

When you allocate your purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

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We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page <Click Here>.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page <Click Here>. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page <Click Here>.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Investment Options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

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SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page <Click Here>.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the Investment Options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Wyoming, Maine and South Dakota currently require us to pay a premium tax upon receipt of your purchase payment on Non-Qualified contracts. Currently, California and West Virginia are the only two states that impose a premium tax on Qualified Contract premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

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5. Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of twelve per calendar year.

6. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page <Click Here>.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Nine Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by FILI, and are part of the Fund's assets. The nine Portfolios that impose this fee are: Fidelity VIP Consumer Industries Portfolio, Fidelity VIP Cyclical Industries Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Natural Resources Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, and Fidelity VIP Telecommunications & Utilities Growth Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the Annuitant dies on or before his or her 85th birthday and the death occurs before the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated.

For contracts issued in most states, the Death Benefit will be the greater of (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals or partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange.

2) The Contract Value on the date that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

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REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page <Click Here>.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

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All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1. Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

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  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

  As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account."
  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

  For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.
  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page <Click Here>.

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More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an Annuity Income Option.

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  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

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  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-Qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

2. Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page <Click Here>. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

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5. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page <Click Here>. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

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The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.
  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	19.29	19.71	36,772,177
2004	19.21	19.29	39,220,475
2003	19.18	19.21	47,049,209
2002	19.01	19.18	72,138,597
2001	18.39	19.01	75,606,134
2000	17.44	18.39	65,565,684
1999	16.72	17.44	57,437,711
1998	15.98	16.72	42,335,962
1997	15.30	15.98	28,256,730
1996	14.66	15.30	33,393,564
1995	13.99	14.66	26,268,846

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	28.01	28.54	7,535,781
2004	25.76	28.01	9,827,597
2003	20.41	25.76	11,961,879
2002	19.89	20.41	7,893,189
2001	22.71	19.89	6,685,376
2000	29.53	22.71	6,392,983
1999	27.53	29.53	7,900,244
1998	29.00	27.53	9,274,597
1997	24.89	29.00	10,481,116
1996	22.05	24.89	9,856,952
1995	18.47	22.05	7,797,315

Accumulation Unit Values for the new funds will be reported once the funds have completed at fiscal year end 2005.

NRR7

Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	54.98	57.74	16,511,897
2004	49.70	54.98	19,837,070
2003	38.44	49.70	20,001,788
2002	46.65	38.44	20,234,444
2001	49.49	46.65	22,600,585
2000	46.01	49.49	21,038,589
1999	43.62	46.01	27,782,187
1998	39.39	43.62	34,627,026
1997	31.05	39.39	40,838,032
1996	27.44	31.05	43,073,117
1995	20.52	27.44	41,937,122

Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	54.53	57.23	13,219,541
2004	53.18	54.53	17,274,611
2003	40.35	53.18	20,123,596
2002	58.20	40.35	20,757,290
2001	71.24	58.20	24,383,806
2000	80.67	71.24	27,415,095
1999	59.17	80.67	26,896,697
1998	42.76	59.17	22,783,884
1997	34.97	42.76	23,048,124
1996	30.80	34.97	26,772,269
1995	22.98	30.80	23,019,869

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	27.92	28.30	16,847,122
2004	26.95	27.92	18,478,904
2003	25.82	26.95	21,241,134
2002	23.59	25.82	32,703,011
2001	21.92	23.59	24,145,003
2000	19.87	21.92	9,859,092
1999	20.24	19.87	8,926,481
1998	18.75	20.24	11,642,575
1997	17.36	18.75	5,524,907
1996	16.99	17.36	4,615,384
1995	14.63	16.99	3,993,107

NRR7

Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	31.35	32.36	12,910,160
2004	29.97	31.35	15,272,962
2003	25.61	29.97	16,581,757
2002	28.28	25.61	17,468,730
2001	29.73	28.28	20,258,853
2000	31.19	29.73	21,456,550
1999	28.30	31.19	23,956,537
1998	24.80	28.30	27,415,335
1997	20.76	24.80	30,320,855
1996	18.29	20.76	33,062,627
1995	15.80	18.29	39,821,641

Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	31.95	33.23	21,839,726
2004	29.12	31.95	25,447,667
2003	22.86	29.12	26,255,439
2002	29.64	22.86	24,963,850
2001	33.99	29.64	27,462,144
2000	37.78	33.99	28,349,719
1999	31.60	37.78	32,433,379
1998	24.83	31.60	32,083,136
1997	18.90	24.83	28,695,264
1996	15.54	18.90	18,160,844
1995	11.44	15.54	7,333,800

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	20.58	21.21	6,658,495
2004	19.57	20.58	8,027,066
2003	16.00	19.57	9,053,511
2002	19.09	16.00	8,906,952
2001	20.78	19.09	10,628,519
2000	23.93	20.78	11,618,664
1999	20.93	23.93	13,048,622
1998	17.95	20.93	14,675,155
1997	14.50	17.95	17,201,030
1996	12.20	14.50	12,261,937
1995*	10.00	12.20	4,035,434

* Period from 1/9/95 to 12/31/95

NRR7

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	34.44	39.96	40,937,240
2004	30.07	34.44	40,843,133
2003	23.60	30.07	39,307,620
2002	26.24	23.60	40,767,727
2001	30.14	26.24	44,556,842
2000	32.54	30.14	50,150,598
1999	26.40	32.54	55,465,802
1998	20.47	26.40	55,426,745
1997	16.66	20.47	57,789,065
1996	13.87	16.66	53,010,249
1995*	10.00	13.87	32,421,946

* Period from 1/9/95 to 12/31/95

Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	11.98	12.94	8,190,100
2004	11.27	11.98	10,592,507
2003	8.75	11.27	10,952,147
2002	11.28	8.75	9,260,682
2001	13.29	11.28	10,258,207
2000	16.15	13.29	11,402,367
1999	15.62	16.15	18,899,900
1998	12.63	15.62	25,247,156
1997*	10.00	12.63	21,154,834

* Period from 1/27/97 to 12/31/97

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	14.87	15.60	8,939,704
2004	14.21	14.87	9,546,909
2003	12.17	14.21	9,573,320
2002	13.44	12.17	6,812,508
2001	13.77	13.44	6,524,741
2000	14.50	13.77	5,087,292
1999	13.98	14.50	6,804,534
1998	11.98	13.98	6,933,405
1997*	10.00	11.98	4,649,810

* Period from 1/27/97 to 12/31/97

NRR7

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	16.28	17.38	11,486,156
2004	15.51	16.28	14,698,265
2003	12.63	15.51	17,501,062
2002	15.27	12.63	16,659,748
2001	16.87	15.27	19,300,040
2000	16.29	16.87	20,361,443
1999	16.29	17.65	29,319,255
1998	12.68	16.29	32,986,321
1997*	10.00	12.68	18,798,233

* Period from 1/27/97 to 12/31/97

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	16.41	19.26	36,634,069
2004	13.24	16.41	37,218,422
2003	9.63	13.24	33,784,082
2002	10.76	9.63	33,776,281
2001	11.21	10.76	37,249,471
2000*	10.00	11.21	39,005,684

* Period from 4/30/2000 to 12/31/2000

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	17.30	19.26	2,835,944
2004	15.84	17.30	2,891,296
2003	12.49	15.84	3,160,322
2002	11.53	12.49	2,221,417
2001	10.56	11.53	796,705
2000	9.55	10.56	661,066
1999	7.44	9.55	345,928
1998	10.48	7.44	280,904
1997*	10.00	10.48	270,613

* Period from 11/24/97 to 12/31/97

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	13.45	17.87	10,662,607
2004	11.02	13.45	7,683,588
2003	7.42	11.02	8,293,812
2002	8.21	7.42	4,204,864
2001	8.85	8.21	3,252,653
2000	14.68	8.85	3,841,251
1999	7.56	14.68	4,154,981
1998	10.05	7.56	586,128
1997*	10.00	10.05	176,936

* Period from 11/24/97 to 12/31/97

NRR7

Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	14.44	15.16	2,985,517
2004	12.82	14.44	3,314,020
2003	10.02	12.82	2,807,724
2002	12.15	10.02	2,813,450
2001	13.18	12.15	1,881,123
2000	11.92	13.18	1,292,317
1999	11.54	11.92	1,301,505
1998	10.25	11.54	1,504,399
1997*	10.00	10.25	214,479

* Period from 11/24/97 to 12/31/97

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	11.17	12.31	4,990,911
2004	9.60	11.17	4,701,337
2003	7.59	9.60	3,990,734
2002	9.20	7.59	2,779,571
2001	11.49	9.20	1,044,649
2000	13.23	11.49	914,945
1999	10.65	13.23	943,026
1998	9.86	10.65	998,415
1997*	10.00	9.86	126,071

* Period from 11/24/97 to 12/31/97

Consumer Industries Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	10.93	11.16	475,076
2004	10.08	10.93	694,057
2003	8.12	10.08	666,053
2002	9.79	8.12	1,028,417
2001*	10.00	9.79	432,151

* Period from 7/30/2001 to 12/31/2001

Cyclical Industries Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	13.62	15.25	2,415,614
2004	11.06	13.62	3,518,280
2003	8.06	11.06	1,189,506
2002	10.12	8.06	644,109
2001*	10.00	10.12	564,110

* Period from 7/30/2001 to 12/31/2001

NRR7

Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	12.30	13.14	1,993,375
2004	11.09	12.30	2,841,761
2003	8.56	11.09	3,092,551
2002	9.74	8.56	3,115,998
2001*	10.00	9.74	2,202,737

* Period from 7/30/2001 to 12/31/2001

Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	10.42	12.09	8,159,756
2004	9.64	10.42	5,167,219
2003	8.36	9.64	4,474,026
2002	10.17	8.36	4,557,594
2001*	10.00	10.17	4,706,009

* Period from 7/30/2001 to 12/31/2001

Natural Resources Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	13.10	19.02	14,375,080
2004	10.66	13.10	7,681,299
2003	8.22	10.66	2,267,092
2002	9.38	8.22	1,835,129
2001*	10.00	9.38	840,319

* Period from 7/30/2001 to 12/31/2001

Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	9.19	10.11	6,567,286
2004	9.22	9.19	10,780,536
2003	5.84	9.22	15,085,738
2002	9.46	5.84	4,287,252
2001*	10.00	9.46	3,452,570

* Period from 7/30/2001 to 12/31/2001

Telecommunications & Utilities Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	9.34	10.15	2,558,983
2004	7.56	9.34	3,146,828
2003	6.04	7.56	1,081,320
2002	8.68	6.04	927,320
2001*	10.00	8.68	708,798

* Period from 7/30/2001 to 12/31/2001

NRR7

Dynamic Capital Appreciation

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	11.10	13.34	3,479,581
2004	11.04	11.10	1,320,461
2003*	10.00	11.04	1,153,395

* Period from 9/26/2003 to 12/31/2003

Real Estate

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	14.63	16.71	6,708,847
2004	11.00	14.63	8,046,933
2003*	10.00	11.00	3,256,473

* Period from 9/26/2003 to 12/31/2003

Value Strategies

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	12.89	13.12	8,110,420
2004	11.38	12.89	13,896,276
2003*	10.00	11.38	11,423,156

* Period from 9/26/2003 to 12/31/2003

International Focus Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	10.64	12.40	1,787,227
2004	9.35	10.64	1,343,686
2003	7.08	9.35	1,308,659
2002	8.91	7.08	1,448,833
2001	11.56	8.91	1,694,951
2000	15.73	11.56	2,227,721
1999	10.33	15.73	1,244,582
1998	9.89	10.33	374,074
1997*	10.00	9.89	54,981

* Period from 11/24/97 to 12/31/97

Global Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	11.20	12.90	2,242,947
2004	9.57	11.20	2,045,511
2003	6.53	9.57	2,431,535
2002	10.00	6.53	1,151,014
2001	14.13	10.00	1,562,797
2000	17.57	14.13	2,177,280
1999	10.83	17.57	694,255
1998	10.25	10.83	588,128
1997*	10.00	10.25	120,198

* Period from 11/24/97 to 12/31/97

NRR7

Small Cap Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	11.88	11.47	4,249,003
2004	10.81	11.88	7,397,152
2003	7.33	10.81	8,668,015
2002	11.15	7.33	4,640,144
2001	13.38	11.15	5,751,168
2000	16.47	13.38	6,592,349
1999	9.82	16.47	2,580,091
1998	10.19	9.82	1,848,787
1997*	10.00	10.19	596,845

* Period from 11/24/97 to 12/31/97

Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	10.89	11.14	8,731,182
2004*	10.00	10.89	6,415,094

* Period from 4/30/04 to 12/31/04

Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005	11.12	13.14	5,715,676
2004*	10.00	11.12	4,158,537

* Period from 4/30/04 to 12/31/04

Aggressive Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.87	406,626

* Period from 8/15/2005 to 12/31/05

Freedom Fund 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.48	450,535

* Period from 8/15/2005 to 12/31/05

Freedom Fund 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.51	999,984

* Period from 8/15/2005 to 12/31/05

Freedom Fund 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.64	1,040,489

* Period from 8/15/2005 to 12/31/05

NRR7

Freedom Fund 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.74	1,249,113

* Period from 8/15/2005 to 12/31/05

Freedom Fund 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.80	371,843

* Period from 8/15/2005 to 12/31/05

Freedom Fund 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.89	658,517

* Period from 8/15/2005 to 12/31/05

Freedom Fund Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.23	441,395

* Period from 8/15/2005 to 12/31/05

Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.58	1,603,988

* Period from 8/15/2005 to 12/31/05

International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	11.38	598,267

* Period from 8/15/2005 to 12/31/05

Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.83	2,667,988

* Period from 8/15/2005 to 12/31/05

Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2005*	10.00	10.66	671,528

* Period from 8/15/2005 to 12/31/05

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

Certain contracts in this prospectus have been offered only as of December 7, 1988, and others only as of May 1, 1997. The financial information in the above table includes periods prior to December 7, 1988 because an earlier class of variable annuity contracts is also being funded through the Variable Account. Financial information reflects all classes of contracts. Because the three classes of contracts funded through the Variable Account have the same total asset-based charges, Accumulation Unit Values will be the same for all classes of contracts.

The financial statements of the Variable Account appear in the Statement of Additional Information.

NRR7

Table of Contents
of the Statement of Additional Information

Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-5315
NRR7-pro-0406
1.756510.107

NRR7

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

Not Part of the Prospectus

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

Not Part of the Prospectus

FVA-91200

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2006

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2006, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	<Click Here>
Fixed Annuity Income Payments	<Click Here>
Exchanges Among Subaccounts After the Annuity Date	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

NRR7-ptb-0406
1.756511.107

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2005 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2005

(2_fidelity_logos)(registered trademark)

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 770,766	$ 118,378	$ 268,654	$ 13,306	$ 1,110,071	$ 30,737	$ 836,728	$ 18,510
Receivable from FILI	0	1	0	0	0	0	0	0
Total Assets	770,766	118,379	268,654	13,306	1,110,071	30,737	836,728	18,510
Liabilities:
Payable to FILI	10	0	0	0	6	0	3	0
Total net assets	$ 770,756	$ 118,379	$ 268,654	$ 13,306	$ 1,110,065	$ 30,737	$ 836,725	$ 18,510
Net Assets:
Fidelity Retirement Reserves	$ 724,958	$ 0	$ 215,033	$ 0	$ 953,414	$ 0	$ 756,598	$ 0
Fidelity Income Advantage	45,798	0	53,621	0	156,651	0	80,127	0
Fidelity Personal Retirement	0	116,696	0	13,306	0	30,737	0	18,510
Fidelity Freedom Lifetime Income	0	1,683	0	0	0	0	0	0
Total net assets	$ 770,756	$ 118,379	$ 268,654	$ 13,306	$ 1,110,065	$ 30,737	$ 836,725	$ 18,510
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	36,772	-	7,536	-	16,512	-	13,220	-
Unit Value	$ 19.714858	$ -	$ 28.535047	$ -	$ 57.740982	$ -	$ 57.233286	$ -
Fidelity Income Advantage:
Units Outstanding	2,354	-	1,903	-	2,749	-	1,419	-
Unit Value	$ 19.453773	$ -	$ 28.156950	$ -	$ 56.975922	$ -	$ 56.474595	$ -
Fidelity Personal Retirement:
Units Outstanding	-	11,525	-	1,315	-	2,998	-	1,803
Unit Value	$ -	$ 10.125590	$ -	$ 10.119739	$ -	$ 10.252146	$ -	$ 10.265000
Fidelity Freedom Lifetime Income:
Units Outstanding	-	166	-	-	-	-	-	-
Unit Value	$ -	$ 10.112239	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 225,258	$ 87,365	$ 24,102	$ 610,713	$ 28,072	$ 504,138	$ 8,940
Receivable from FILI	1	1	0	3	0	6	0
Total Assets	225,259	87,366	24,102	610,716	28,072	504,144	8,940
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 225,259	$ 87,366	$ 24,102	$ 610,716	$ 28,072	$ 504,144	$ 8,940
Net Assets:
Fidelity Retirement Reserves	$ 207,186	$ 75,120	$ 0	$ 476,842	$ 0	$ 417,773	$ 0
Fidelity Income Advantage	18,073	12,246	0	133,874	0	86,371	0
Fidelity Personal Retirement	0	0	24,102	0	28,072	0	8,940
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 225,259	$ 87,366	$ 24,102	$ 610,716	$ 28,072	$ 504,144	$ 8,940
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,924	5,716	-	16,847	-	12,910	-
Unit Value	$ 34.973042	$ 13.142904	$ -	$ 28.304085	$ -	$ 32.360043	$ -
Fidelity Income Advantage:
Units Outstanding	523	934	-	4,793	-	2,705	-
Unit Value	$ 34.509572	$ 13.098778	$ -	$ 27.929165	$ -	$ 31.931267	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	2,175	-	2,792	-	875
Unit Value	$ -	$ -	$ 11.083346	$ -	$ 10.053687	$ -	$ 10.215049
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund (b)	VIP - Contrafund Investor Class	VIP - Balanced (b)	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 868,792	$ 171,373	$ 1,085	$ 1,829,715	$ 81,404	$ 194,558	$ 13,332
Receivable from FILI	6	0	0	10	0	2	0
Total Assets	868,798	171,373	1,085	1,829,725	81,404	194,560	13,332
Liabilities:
Payable to FILI	0	15	0	0	0	0	0
Total net assets	$ 868,798	$ 171,358	$ 1,085	$ 1,829,725	$ 81,404	$ 194,560	$ 13,332
Net Assets:
Fidelity Retirement Reserves	$ 725,655	$ 141,217	$ 0	$ 1,635,738	$ 0	$ 139,492	$ 0
Fidelity Income Advantage	106,649	30,141	0	193,987	0	55,068	0
Fidelity Personal Retirement	36,494	0	1,085	0	81,404	0	13,332
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 868,798	$ 171,358	$ 1,085	$ 1,829,725	$ 81,404	$ 194,560	$ 13,332
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	21,840	6,658	-	40,937	-	8,940	-
Unit Value	$ 33.226389	$ 21.208492	$ -	$ 39.957211	$ -	$ 15.603631	$ -
Fidelity Income Advantage:
Units Outstanding	3,253	1,440	-	4,920	-	3,577	-
Unit Value	$ 32.786055	$ 20.927430	$ -	$ 39.427775	$ -	$ 15.396848	$ -
Fidelity Personal Retirement:
Units Outstanding	3,586	-	106	-	7,628	-	1,278
Unit Value	$ 10.176377	$ -	$ 10.235442	$ -	$ 10.672263	$ -	$ 10.428368
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 52,975	$ 7,105	$ 247,710	$ 4,647	$ 124,343	$ 4,204	$ 822,692	$ 47,025
Receivable from FILI	0	0	3	0	0	0	6	0
Total Assets	52,975	7,105	247,713	4,647	124,343	4,204	822,698	47,025
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 52,975	$ 7,105	$ 247,713	$ 4,647	$ 124,343	$ 4,204	$ 822,698	$ 47,025
Net Assets:
Fidelity Retirement Reserves	$ 46,430	$ 0	$ 199,660	$ 0	$ 106,004	$ 0	$ 705,422	$ 0
Fidelity Income Advantage	6,545	0	48,053	0	18,339	0	117,276	0
Fidelity Personal Retirement	0	7,105	0	4,647	0	4,204	0	47,025
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 52,975	$ 7,105	$ 247,713	$ 4,647	$ 124,343	$ 4,204	$ 822,698	$ 47,025
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,480	-	11,486	-	8,190	-	36,634	-
Unit Value	$ 13.343564	$ -	$ 17.382605	$ -	$ 12.943066	$ -	$ 19.255905	$ -
Fidelity Income Advantage:
Units Outstanding	492	-	2,802	-	1,435	-	6,160	-
Unit Value	$ 13.282852	$ -	$ 17.152267	$ -	$ 12.771521	$ -	$ 19.037182	$ -
Fidelity Personal Retirement:
Units Outstanding	-	651	-	443	-	396	-	4,406
Unit Value	$ -	$ 10.918229	$ -	$ 10.496200	$ -	$ 10.628448	$ -	$ 10.672078
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class	VIP - Telecomm. and Utilities Growth (b)	VIP - Telecomm. and Utilities Growth Investor Class	VIP - Technology (b)	VIP - Technology Investor Class	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class
Assets:
Investments at market value	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,371	$ 15,764
Receivable from FILI	0	0	0	0	0	0	3	0
Total Assets	127,394	5,787	30,318	1,047	71,696	5,480	305,374	15,764
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,374	$ 15,764
Net Assets:
Fidelity Retirement Reserves	$ 106,440	$ 0	$ 25,979	$ 0	$ 66,382	$ 0	$ 273,365	$ 0
Fidelity Income Advantage	20,954	0	4,339	0	5,314	0	32,009	0
Fidelity Personal Retirement	0	5,787	0	1,047	0	5,480	0	15,764
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 127,394	$ 5,787	$ 30,318	$ 1,047	$ 71,696	$ 5,480	$ 305,374	$ 15,764
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,110	-	2,559	-	6,567	-	14,375	-
Unit Value	$ 13.123949	$ -	$ 10.152095	$ -	$ 10.107990	$ -	$ 19.016587	$ -
Fidelity Income Advantage:
Units Outstanding	1,604	-	430	-	530	-	1,698	-
Unit Value	$ 13.064263	$ -	$ 10.062003	$ -	$ 10.018271	$ -	$ 18.847815	$ -
Fidelity Personal Retirement:
Units Outstanding	-	563	-	104	-	508	-	1,443
Unit Value	$ -	$ 10.269353	$ -	$ 10.026078	$ -	$ 10.784018	$ -	$ 10.923475
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class	VIP - Financial Services (b)	VIP - Financial Services Investor Class	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class
Assets:
Investments at market value	$ 109,316	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Receivable from FILI	1	0	0	0	0	0	0	0
Total Assets	109,317	6,976	29,191	1,889	41,817	1,795	5,720	214
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 109,317	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Net Assets:
Fidelity Retirement Reserves	$ 98,687	$ 0	$ 26,189	$ 0	$ 36,847	$ 0	$ 5,303	$ 0
Fidelity Income Advantage	10,630	0	3,002	0	4,970	0	417	0
Fidelity Personal Retirement	0	6,976	0	1,889	0	1,795	0	214
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 109,317	$ 6,976	$ 29,191	$ 1,889	$ 41,817	$ 1,795	$ 5,720	$ 214
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,160	-	1,993	-	2,416	-	475	-
Unit Value	$ 12.094341	$ -	$ 13.138012	$ -	$ 15.253730	$ -	$ 11.162411	$ -
Fidelity Income Advantage:
Units Outstanding	886	-	231	-	328	-	38	-
Unit Value	$ 11.986960	$ -	$ 13.021429	$ -	$ 15.118300	$ -	$ 11.063304	$ -
Fidelity Personal Retirement:
Units Outstanding	-	672	-	176	-	171	-	21
Unit Value	$ -	$ 10.376152	$ -	$ 10.708357	$ -	$ 10.496459	$ -	$ 10.060965
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate (b)	VIP - Real Estate Investor Class	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation Investor Class
Assets:
Investments at market value	$ 128,261	$ 6,855	$ 121,152	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Receivable from FILI	1	0	1	0	0	0	0	0
Total Assets	128,262	6,855	121,153	21,542	4,745	1,281	8,571	9,285
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 128,262	$ 6,855	$ 121,153	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Net Assets:
Fidelity Retirement Reserves	$ 112,112	$ 0	$ 97,238	$ 0	$ 4,419	$ 0	$ 6,809	$ 0
Fidelity Income Advantage	16,150	0	23,915	0	326	0	1,762	0
Fidelity Personal Retirement	0	6,855	0	21,542	0	1,281	0	9,285
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 128,262	$ 6,855	$ 121,153	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,709	-	8,731	-	407	-	598	-
Unit Value	$ 16.711049	$ -	$ 11.136885	$ -	$ 10.867786	$ -	$ 11.381011	$ -
Fidelity Income Advantage:
Units Outstanding	970	-	2,154	-	30	-	155	-
Unit Value	$ 16.635044	$ -	$ 11.099490	$ -	$ 10.856881	$ -	$ 11.369581	$ -
Fidelity Personal Retirement:
Units Outstanding	-	656	-	2,134	-	124	-	862
Unit Value	$ -	$ 10.450591	$ -	$ 10.093257	$ -	$ 10.293504	$ -	$ 10.773395
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	33,122	4,102	8,190	6,835	19,138	2,068	4,516	2,376
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Net Assets:
Fidelity Retirement Reserves	$ 28,893	$ 0	$ 7,158	$ 0	$ 16,971	$ 0	$ 4,516	$ 0
Fidelity Income Advantage	4,229	0	1,032	0	2,167	0	0	0
Fidelity Personal Retirement	0	4,102	0	6,835	0	2,068	0	2,376
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,668	-	672	-	1,604	-	441	-
Unit Value	$ 10.829715	$ -	$ 10.659728	$ -	$ 10.580332	$ -	$ 10.232200	$ -
Fidelity Income Advantage:
Units Outstanding	391	-	96	-	205	-	-	-
Unit Value	$ 10.818844	$ -	$ 10.649033	$ -	$ 10.569716	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	394	-	665	-	200	-	234
Unit Value	$ -	$ 10.420366	$ -	$ 10.283262	$ -	$ 10.319029	$ -	$ 10.140618
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class
Assets:
Investments at market value	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	4,723	1,810	10,506	9,752	11,068	6,720	13,512	10,782
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Net Assets:
Fidelity Retirement Reserves	$ 4,723	$ 0	$ 10,506	$ 0	$ 11,068	$ 0	$ 13,410	$ 0
Fidelity Income Advantage	0	0	0	0	0	0	102	0
Fidelity Personal Retirement	0	1,810	0	9,752	0	6,720	0	10,782
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	451	-	1,000	-	1,040	-	1,249	-
Unit Value	$ 10.482208	$ -	$ 10.505957	$ -	$ 10.637096	$ -	$ 10.735034	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-	10	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.735034	$ -
Fidelity Personal Retirement:
Units Outstanding	-	177	-	950	-	651	-	1,040
Unit Value	$ -	$ 10.240627	$ -	$ 10.260629	$ -	$ 10.320629	$ -	$ 10.371013
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III
Assets:
Investments at market value	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	4,020	2,145	7,169	4,585	1,871	1,316	1,899
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Net Assets:
Fidelity Retirement Reserves	$ 4,016	$ 0	$ 7,169	$ 0	$ 0	$ 0	$ 0
Fidelity Income Advantage	4	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,145	0	4,585	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	1,871	1,316	1,899
Total net assets	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	372	-	659	-	-	-	-
Unit Value	$ 10.801866	$ -	$ 10.886694	$ -	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	206	-	440	-	-	-
Unit Value	$ -	$ 10.401050	$ -	$ 10.431084	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	183	127	182
Unit Value	$ -	$ -	$ -	$ -	$ 10.249484	$ 10.341390	$ 10.419007

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)
Assets:
Investments at market value	$ 212,238	$ 61,935	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Receivable from FILI	1	1	0	0	0	0	0
Total Assets	212,239	61,936	53,352	73,782	22,039	105,780	37,074
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 212,239	$ 61,936	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Net Assets:
Fidelity Retirement Reserves	$ 190,500	$ 54,625	$ 45,251	$ 61,445	$ 19,973	$ 87,710	$ 29,138
Fidelity Income Advantage	21,739	7,311	8,101	12,337	2,066	18,070	7,936
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 212,239	$ 61,936	$ 53,352	$ 73,782	$ 22,039	$ 105,780	$ 37,074
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,663	2,836	2,986	4,991	1,900	4,277	1,763
Unit Value	$ 17.866153	$ 19.261349	$ 15.156689	$ 12.311436	$ 10.513610	$ 20.509011	$ 16.524091
Fidelity Income Advantage:
Units Outstanding	1,233	384	541	1,016	199	892	487
Unit Value	$ 17.629341	$ 19.006243	$ 14.955858	$ 12.148294	$ 10.374139	$ 20.237188	$ 16.305102
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Technologies & Communications (b)	OMIF - Large Cap Growth (b)	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Assets:
Investments at market value	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	74,887	72,996	56,536	48,244	55,331	23,996	32,774
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Net Assets:
Fidelity Retirement Reserves	$ 72,158	$ 67,568	$ 50,120	$ 41,732	$ 48,747	$ 22,159	$ 28,943
Fidelity Income Advantage	2,729	5,428	6,416	6,512	6,584	1,837	3,831
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 74,887	$ 72,996	$ 56,536	$ 48,244	$ 55,331	$ 23,996	$ 32,774
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,171	4,234	3,307	2,181	4,249	1,787	2,243
Unit Value	$ 8.830765	$ 15.958293	$ 15.157481	$ 19.130589	$ 11.472672	$ 12.398225	$ 12.904099
Fidelity Income Advantage:
Units Outstanding	313	344	428	345	581	150	301
Unit Value	$ 8.713542	$ 15.746711	$ 14.956463	$ 18.877095	$ 11.320552	$ 12.233925	$ 12.733046
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class (a)	VIP - High Income	VIP - High Income Investor Class (a)	VIP - Equity-Income	VIP - Equity-Income Investor Class (a)
Income:
Dividends	$ 24,629	$ 882	$ 44,697	$ 873	$ 19,992	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,877	0	1,873	0	7,781	0
Administrative and other charges	392	0	125	0	519	0
Total expenses	6,269	0	1,998	0	8,300	0
Fidelity Income Advantage:
Mortality and expense risk charges	324	0	413	0	1,090	0
Administrative and other charges	108	0	138	0	364	0
Total expenses	432	0	551	0	1,454	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	47	0	4	0	9
Administrative and other charges	0	12	0	1	0	2
Total expenses	0	59	0	5	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	2	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	0	0	0
Total expenses	6,701	61	2,549	5	9,754	11
Net investment income (loss)	17,928	821	42,148	868	10,238	(11)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	1,733	6	39,647	10
Realized gain distributions	0	0	0	0	43,933	0
Net realized gain (loss) on investments	0	0	1,733	6	83,580	10
Unrealized appreciation (depreciation)	0	0	(38,828)	(734)	(39,154)	741
Net increase (decrease) in net assets from operations	$ 17,928	$ 821	$ 5,053	$ 140	$ 54,664	$ 740

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class (a)	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class (a)	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class (a)
Income:
Dividends	$ 4,784	$ 0	$ 1,566	$ 416	$ 0	$ 23,896	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6,175	0	1,545	441	0	3,901	0
Administrative and other charges	412	0	103	29	0	260	0
Total expenses	6,587	0	1,648	470	0	4,161	0
Fidelity Income Advantage:
Mortality and expense risk charges	568	0	124	65	0	995	0
Administrative and other charges	189	0	41	21	0	332	0
Total expenses	757	0	165	86	0	1,327	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	0	6	0	8
Administrative and other charges	0	2	0	0	2	0	2
Total expenses	0	8	0	0	8	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	7,344	8	1,813	556	8	5,488	10
Net investment income (loss)	(2,560)	(8)	(247)	(140)	(8)	18,408	(10)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(34,958)	0	(2,977)	1,752	0	(82)	0
Realized gain distributions	0	0	1,226	313	0	14,438	0
Net realized gain (loss) on investments	(34,958)	0	(1,751)	2,065	0	14,356	0
Unrealized appreciation (depreciation)	75,439	442	37,598	10,456	1,606	(24,371)	218
Net increase (decrease) in net assets from operations	$ 37,921	$ 434	$ 35,600	$ 12,381	$ 1,598	$ 8,393	$ 208

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class (a)	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class (a)	VIP - Contrafund (b)	VIP - Contrafund Investor Class (a)
Income:
Dividends	$ 14,837	$ 0	$ 15,888	$ 4,518	$ 0	$ 4,743	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,376	0	5,822	1,141	0	11,384	0
Administrative and other charges	225	0	388	76	0	759	0
Total expenses	3,601	0	6,210	1,217	0	12,143	0
Fidelity Income Advantage:
Mortality and expense risk charges	611	0	755	221	0	1,178	0
Administrative and other charges	204	0	252	74	0	392	0
Total expenses	815	0	1,007	295	0	1,570	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	10	0	1	0	23
Administrative and other charges	0	0	3	0	0	0	6
Total expenses	0	3	13	0	1	0	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	4,416	3	7,230	1,512	1	13,713	29
Net investment income (loss)	10,421	(3)	8,658	3,006	(1)	(8,970)	(29)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,182)	3	22,784	(4,113)	31	40,362	0
Realized gain distributions	190	0	0	0	0	296	0
Net realized gain (loss) on investments	(2,992)	3	22,784	(4,113)	31	40,658	0
Unrealized appreciation (depreciation)	7,923	183	1,739	5,823	20	222,337	2,443
Net increase (decrease) in net assets from operations	$ 15,352	$ 183	$ 33,181	$ 4,716	$ 50	$ 254,025	$ 2,414

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Balanced (b)	VIP - Balanced Investor Class (a)	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class (a)
Income:
Dividends	$ 5,042	$ 0	$ 0	$ 0	$ 4,222	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,044	0	160	0	1,619	0
Administrative and other charges	70	0	10	0	108	0
Total expenses	1,114	0	170	0	1,727	0
Fidelity Income Advantage:
Mortality and expense risk charges	402	0	14	0	355	0
Administrative and other charges	134	0	5	0	118	0
Total expenses	536	0	19	0	473	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	2	0	2
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	4	0	2	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,650	4	189	2	2,200	2
Net investment income (loss)	3,392	(4)	(189)	(2)	2,022	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,614	4	530	5	(3,875)	9
Realized gain distributions	138	0	0	0	0	0
Net realized gain (loss) on investments	1,752	4	530	5	(3,875)	9
Unrealized appreciation (depreciation)	3,896	364	4,396	213	17,698	105
Net increase (decrease) in net assets from operations	$ 9,040	$ 364	$ 4,737	$ 216	$ 15,845	$ 112

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class (a)	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class (a)	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class (a)
Income:
Dividends	$ 1,366	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	912	0	4,969	0	1,063	0
Administrative and other charges	61	0	331	0	70	0
Total expenses	973	0	5,300	0	1,133	0
Fidelity Income Advantage:
Mortality and expense risk charges	145	0	734	0	181	0
Administrative and other charges	49	0	245	0	60	0
Total expenses	194	0	979	0	241	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	14	0	2
Administrative and other charges	0	0	0	3	0	0
Total expenses	0	2	0	17	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,167	2	6,279	17	1,374	2
Net investment income (loss)	199	(2)	(6,279)	(17)	(1,374)	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,243	15	35,126	4	6,396	18
Realized gain distributions	0	0	12,273	0	6,736	0
Net realized gain (loss) on investments	1,243	15	47,399	4	13,132	18
Unrealized appreciation (depreciation)	8,913	154	82,424	2,073	(12,087)	252
Net increase (decrease) in net assets from operations	$ 10,355	$ 167	$ 123,544	$ 2,060	$ (329)	$ 268

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Telecomm. and Utilities Growth (b)	VIP - Telecomm. and Utilities Growth Investor Class (a)	VIP - Technology (b)	VIP - Technology Investor Class (a)	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class (a)
Income:
Dividends	$ 607	$ 19	$ 335	$ 0	$ 1,227	$ 62
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	217	0	515	0	1,512	0
Administrative and other charges	14	0	34	0	101	0
Total expenses	231	0	549	0	1,613	0
Fidelity Income Advantage:
Mortality and expense risk charges	26	0	36	0	148	0
Administrative and other charges	8	0	12	0	49	0
Total expenses	34	0	48	0	197	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	2	0	4
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	2	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	265	0	597	2	1,810	5
Net investment income (loss)	342	19	(262)	(2)	(583)	57
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,562	1	(529)	3	17,284	23
Realized gain distributions	927	29	0	0	14,251	681
Net realized gain (loss) on investments	3,489	30	(529)	3	31,535	704
Unrealized appreciation (depreciation)	(1,365)	(48)	4,906	138	42,628	(91)
Net increase (decrease) in net assets from operations	$ 2,466	$ 1	$ 4,115	$ 139	$ 73,580	$ 670

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class (a)	VIP - Financial Services (b)	VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class (a)
Income:
Dividends	$ 134	$ 0	$ 405	$ 0	$ 269	$ 10
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	576	0	207	0	335	0
Administrative and other charges	38	0	13	0	22	0
Total expenses	614	0	220	0	357	0
Fidelity Income Advantage:
Mortality and expense risk charges	50	0	16	0	42	0
Administrative and other charges	17	0	6	0	14	0
Total expenses	67	0	22	0	56	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	681	2	242	1	413	1
Net investment income (loss)	(547)	(2)	163	(1)	(144)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,507	2	2,411	0	5,538	3
Realized gain distributions	0	0	0	0	3,572	133
Net realized gain (loss) on investments	1,507	2	2,411	0	9,110	136
Unrealized appreciation (depreciation)	11,768	103	(1,126)	59	(4,130)	(49)
Net increase (decrease) in net assets from operations	$ 12,728	$ 103	$ 1,448	$ 58	$ 4,836	$ 96

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class (a)	VIP - Real Estate (b)	VIP - Real Estate Investor Class (a)	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 3,193	$ 157	$ 5,043	$ 858
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	49	0	899	0	742	0
Administrative and other charges	3	0	60	0	49	0
Total expenses	52	0	959	0	791	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	113	0	146	0
Administrative and other charges	1	0	37	0	49	0
Total expenses	4	0	150	0	195	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	2	0	6
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	2	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	56	0	1,109	2	986	8
Net investment income (loss)	(56)	0	2,084	155	4,057	850
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	343	2	14,308	37	2,438	0
Realized gain distributions	0	0	7,392	309	863	38
Net realized gain (loss) on investments	343	2	21,700	346	3,301	38
Unrealized appreciation (depreciation)	(216)	4	(7,623)	(251)	(4,753)	(690)
Net increase (decrease) in net assets from operations	$ 71	$ 6	$ 16,161	$ 250	$ 2,605	$ 198

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth (a)	VIP - Aggressive Growth Investor Class (a)	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 16	$ 17	$ 139	$ 15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	17	0	82	0
Administrative and other charges	1	0	1	0	5	0
Total expenses	14	0	18	0	87	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	9	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	1	0	5	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	3	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	0	23	3	99	1
Net investment income (loss)	(15)	0	(7)	14	40	14
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	97	4	72	0	111	5
Realized gain distributions	131	36	9	9	74	9
Net realized gain (loss) on investments	228	40	81	9	185	14
Unrealized appreciation (depreciation)	(6)	(21)	597	578	1,074	67
Net increase (decrease) in net assets from operations	$ 207	$ 19	$ 671	$ 601	$ 1,299	$ 95

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)
Income:
Dividends	$ 39	$ 32	$ 0	$ 0	$ 42	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	55	0	11	0
Administrative and other charges	1	0	3	0	1	0
Total expenses	21	0	58	0	12	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	5	0	0	0
Administrative and other charges	1	0	2	0	0	0
Total expenses	3	0	7	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	2	65	1	12	1
Net investment income (loss)	15	30	(65)	(1)	30	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	61	1	77	3	3	0
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	61	1	77	3	3	0
Unrealized appreciation (depreciation)	190	88	462	44	35	28
Net increase (decrease) in net assets from operations	$ 266	$ 119	$ 474	$ 46	$ 68	$ 27

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)
Income:
Dividends	$ 25	$ 0	$ 51	$ 0	$ 62	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	29	0	31	0
Administrative and other charges	1	0	2	0	2	0
Total expenses	14	0	31	0	33	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	3	0	2
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	3	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	14	1	31	3	33	2
Net investment income (loss)	11	(1)	20	(3)	29	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	6	33	0	59	6
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	11	6	33	0	59	6
Unrealized appreciation (depreciation)	108	38	268	177	344	166
Net increase (decrease) in net assets from operations	$ 130	$ 43	$ 321	$ 174	$ 432	$ 170

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)
Income:
Dividends	$ 78	$ 0	$ 23	$ 0	$ 40	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	0	10	0	17	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	39	0	11	0	18	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	1	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	39	4	11	1	18	2
Net investment income (loss)	39	(4)	12	(1)	22	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	63	5	12	0	44	1
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	63	5	12	0	44	1
Unrealized appreciation (depreciation)	469	269	149	64	279	140
Net increase (decrease) in net assets from operations	$ 571	$ 270	$ 173	$ 63	$ 345	$ 139

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Freedom Lifetime Income III (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 9	$ 8	$ 11	$ 565	$ 4,498	$ 603	$ 891
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	1,045	389	366	445
Administrative and other charges	0	0	0	70	26	24	30
Total expenses	0	0	0	1,115	415	390	475
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	99	48	61	81
Administrative and other charges	0	0	0	33	16	20	27
Total expenses	0	0	0	132	64	81	108
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	1	1	2	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	1	1	2	0	0	0	0
Total expenses	1	1	2	1,247	479	471	583
Net investment income (loss)	8	7	9	(682)	4,019	132	308
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	0	1	5,206	1,692	1,477	3,065
Realized gain distributions	7	8	12	0	956	414	0
Net realized gain (loss) on investments	9	8	13	5,206	2,648	1,891	3,065
Unrealized appreciation (depreciation)	0	8	49	40,214	(453)	662	3,821
Net increase (decrease) in net assets from operations	$ 17	$ 23	$ 71	$ 44,738	$ 6,214	$ 2,685	$ 7,194

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

3

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)	OMIF - Technologies & Communications (b)	OMIF - Large Cap Growth (b)
Income:
Dividends	$ 0	$ 0	$ 790	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	163	775	250	578	545
Administrative and other charges	11	52	16	39	37
Total expenses	174	827	266	617	582
Fidelity Income Advantage:
Mortality and expense risk charges	13	142	63	19	36
Administrative and other charges	4	47	21	6	12
Total expenses	17	189	84	25	48
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	191	1,016	350	642	630
Net investment income (loss)	(191)	(1,016)	440	(642)	(630)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(15,037)	3,056	(3,295)	(97,025)	(60,733)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(15,037)	3,056	(3,295)	(97,025)	(60,733)
Unrealized appreciation (depreciation)	17,344	(1,969)	4,314	102,873	63,070
Net increase (decrease) in net assets from operations	$ 2,116	$ 71	$ 1,459	$ 5,206	$ 1,707

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Income:
Dividends	$ 0	$ 0	$ 0	$ 148	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	409	349	483	126	193
Administrative and other charges	27	23	32	8	13
Total expenses	436	372	515	134	206
Fidelity Income Advantage:
Mortality and expense risk charges	46	47	57	10	22
Administrative and other charges	15	16	19	3	7
Total expenses	61	63	76	13	29
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	497	435	591	147	235
Net investment income (loss)	(497)	(435)	(591)	1	(235)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(18,913)	(1,502)	(74)	160	1,538
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(18,913)	(1,502)	(74)	160	1,538
Unrealized appreciation (depreciation)	23,895	5,134	(2,604)	2,611	2,629
Net increase (decrease) in net assets from operations	$ 4,485	$ 3,197	$ (3,269)	$ 2,772	$ 3,932

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)	VIP - High Income		VIP - High Income Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 17,928	$ 3,477	$ 821	$ 42,148	$ 25,579	$ 868
Net realized gain (loss) on investments	0	0	0	1,733	10,307	6
Unrealized appreciation (depreciation)	0	0	0	(38,828)	(9,058)	(734)
Net increase (decrease) in net assets from operations	17,928	3,477	821	5,053	26,828	140
Contract Transactions:
Payments received from contract owners	243,494	291,998	147,527	2,234	3,950	2,452
Transfers between sub-accounts and the fixed account, net	(64,130)	(181,250)	(28,557)	(50,896)	(43,684)	10,727
Contract benefits	(12,637)	(12,991)	0	(5,432)	(5,676)	0
Contract terminations	(224,808)	(256,755)	(1,411)	(20,984)	(17,214)	(14)
Contract maintenance charges	(143)	(167)	0	(43)	(50)	0
Other transfers (to) from FILI, net	945	626	(1)	(75)	12	1
Net increase (decrease) in net assets from contract transactions	(57,279)	(158,539)	117,558	(75,196)	(62,662)	13,166
Total increase (decrease) in net assets	(39,351)	(155,062)	118,379	(70,143)	(35,834)	13,306
Net Assets:
Beginning of period	810,107	965,169	0	338,797	374,631	0
End of period	$ 770,756	$ 810,107	$ 118,379	$ 268,654	$ 338,797	$ 13,306
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)	VIP - Growth		VIP - Growth Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 10,238	$ 8,233	$ (11)	$ (2,560)	$ (6,065)	$ (8)
Net realized gain (loss) on investments	83,580	14,323	10	(34,958)	(12,388)	0
Unrealized appreciation (depreciation)	(39,154)	98,038	741	75,439	39,589	442
Net increase (decrease) in net assets from operations	54,664	120,594	740	37,921	21,136	434
Contract Transactions:
Payments received from contract owners	6,561	8,215	2,711	4,419	7,062	981
Transfers between sub-accounts and the fixed account, net	(123,799)	57,401	27,332	(172,044)	(99,212)	17,114
Contract benefits	(18,637)	(18,335)	0	(10,779)	(13,287)	0
Contract terminations	(68,545)	(58,195)	(48)	(57,656)	(58,212)	(20)
Contract maintenance charges	(215)	(227)	0	(215)	(273)	0
Other transfers (to) from FILI, net	182	129	2	294	659	1
Net increase (decrease) in net assets from contract transactions	(204,453)	(11,012)	29,997	(235,981)	(163,263)	18,076
Total increase (decrease) in net assets	(149,789)	109,582	30,737	(198,060)	(142,127)	18,510
Net Assets:
Beginning of period	1,259,854	1,150,272	0	1,034,785	1,176,912	0
End of period	$ 1,110,065	$ 1,259,854	$ 30,737	$ 836,725	$ 1,034,785	$ 18,510

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)	VIP - Investment Grade Bond (b)		VIP - Investment Grade Bond Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (247)	$ 1,091	$ (140)	$ (156)	$ (8)	$ 18,408	$ 23,697	$ (10)
Net realized gain (loss) on investments	(1,751)	3,421	2,065	83	0	14,356	23,064	0
Unrealized appreciation (depreciation)	37,598	21,903	10,456	5,520	1,606	(24,371)	(23,886)	218
Net increase (decrease) in net assets from operations	35,600	26,415	12,381	5,447	1,598	8,393	22,875	208
Contract Transactions:
Payments received from contract owners	0	1,840	2,667	1,462	1,824	6,945	6,787	6,113
Transfers between sub-accounts and the fixed account, net	(44,768)	(26,522)	24,013	47,255	20,685	(5,557)	(43,874)	21,777
Contract benefits	(1,916)	(2,311)	(746)	(173)	0	(15,793)	(14,216)	0
Contract terminations	(12,254)	(12,724)	(4,363)	(621)	(10)	(46,016)	(47,989)	(27)
Contract maintenance charges	(43)	(53)	(28)	(22)	0	(97)	(111)	0
Other transfers (to) from FILI, net	24	4	62	32	5	(92)	(137)	1
Net increase (decrease) in net assets from contract transactions	(58,957)	(39,766)	21,605	47,933	22,504	(60,610)	(99,540)	27,864
Total increase (decrease) in net assets	(23,357)	(13,351)	33,986	53,380	24,102	(52,217)	(76,665)	28,072
Net Assets:
Beginning of period	248,616	261,967	53,380	0	0	662,933	739,598	0
End of period	$ 225,259	$ 248,616	$ 87,366	$ 53,380	$ 24,102	$ 610,716	$ 662,933	$ 28,072
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager (b)		VIP - Asset Manager Investor Class (a)	VIP - Index 500 (b)		VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 10,421	$ 11,183	$ (3)	$ 8,658	$ 4,302	$ 3,006	$ 3,136	$ (1)
Net realized gain (loss) on investments	(2,992)	(2,090)	3	22,784	11,613	(4,113)	(908)	31
Unrealized appreciation (depreciation)	7,923	16,467	183	1,739	65,261	5,823	7,494	20
Net increase (decrease) in net assets from operations	15,352	25,560	183	33,181	81,176	4,716	9,722	50
Contract Transactions:
Payments received from contract owners	2,384	4,407	319	11,937	9,438	1,411	2,204	184
Transfers between sub-accounts and the fixed account, net	(40,853)	(7,221)	8,441	(40,630)	22,309	(22,108)	(9,364)	849
Contract benefits	(12,401)	(12,796)	0	(12,019)	(12,664)	(3,613)	(4,668)	0
Contract terminations	(35,657)	(33,535)	(1)	(47,504)	(47,810)	(9,883)	(12,338)	0
Contract maintenance charges	(103)	(116)	0	(170)	(183)	(43)	(49)	0
Other transfers (to) from FILI, net	(92)	(243)	(2)	223	161	191	61	2
Net increase (decrease) in net assets from contract transactions	(86,722)	(49,504)	8,757	(88,163)	(28,749)	(34,045)	(24,154)	1,035
Total increase (decrease) in net assets	(71,370)	(23,944)	8,940	(54,982)	52,427	(29,329)	(14,432)	1,085
Net Assets:
Beginning of period	575,514	599,458	0	923,780	871,353	200,687	215,119	0
End of period	$ 504,144	$ 575,514	$ 8,940	$ 868,798	$ 923,780	$ 171,358	$ 200,687	$ 1,085

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)	VIP - Balanced (b)		VIP - Balanced Investor Class (a)	VIP - Dynamic Capital Appreciation (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (8,970)	$ (6,876)	$ (29)	$ 3,392	$ 2,277	$ (4)	$ (189)	$ (148)
Net realized gain (loss) on investments	40,658	16,366	0	1,752	1,763	4	530	(21)
Unrealized appreciation (depreciation)	222,337	184,999	2,443	3,896	4,571	364	4,396	(717)
Net increase (decrease) in net assets from operations	254,025	194,489	2,414	9,040	8,611	364	4,737	(886)
Contract Transactions:
Payments received from contract owners	13,478	12,865	10,298	1,903	3,720	4,714	396	507
Transfers between sub-accounts and the fixed account, net	102,049	126,080	68,739	262	8,905	8,342	33,273	3,164
Contract benefits	(19,203)	(15,493)	0	(5,267)	(4,743)	0	(180)	(128)
Contract terminations	(86,005)	(67,926)	(54)	(11,032)	(10,482)	(86)	(1,306)	(628)
Contract maintenance charges	(352)	(321)	0	(33)	(35)	0	(5)	(4)
Other transfers (to) from FILI, net	430	368	7	(6)	39	(2)	5	7
Net increase (decrease) in net assets from contract transactions	10,397	55,573	78,990	(14,173)	(2,596)	12,968	32,183	2,918
Total increase (decrease) in net assets	264,422	250,062	81,404	(5,133)	6,015	13,332	36,920	2,032
Net Assets:
Beginning of period	1,565,303	1,315,241	0	199,693	193,678	0	16,055	14,023
End of period	$ 1,829,725	$ 1,565,303	$ 81,404	$ 194,560	$ 199,693	$ 13,332	$ 52,975	$ 16,055
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)	VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (2)	$ 2,022	$ 240	$ (2)	$ 199	$ (422)	$ (2)
Net realized gain (loss) on investments	5	(3,875)	(1,216)	9	1,243	2,188	15
Unrealized appreciation (depreciation)	213	17,698	14,538	105	8,913	6,877	154
Net increase (decrease) in net assets from operations	216	15,845	13,562	112	10,355	8,643	167
Contract Transactions:
Payments received from contract owners	887	1,653	2,819	270	1,065	1,541	328
Transfers between sub-accounts and the fixed account, net	6,002	(40,973)	(31,119)	4,265	(24,238)	5,686	3,720
Contract benefits	0	(5,933)	(6,068)	0	(2,211)	(2,096)	0
Contract terminations	0	(17,703)	(19,140)	0	(9,981)	(8,915)	(11)
Contract maintenance charges	0	(59)	(70)	0	(26)	(29)	0
Other transfers (to) from FILI, net	0	(3)	7	0	25	49	0
Net increase (decrease) in net assets from contract transactions	6,889	(63,018)	(53,571)	4,535	(35,366)	(3,764)	4,037
Total increase (decrease) in net assets	7,105	(47,173)	(40,009)	4,647	(25,011)	4,879	4,204
Net Assets:
Beginning of period	0	294,886	334,895	0	149,354	144,475	0
End of period	$ 7,105	$ 247,713	$ 294,886	$ 4,647	$ 124,343	$ 149,354	$ 4,204

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)	VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)	VIP - Telecomm. and Utilities Growth (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (6,279)	$ (4,789)	$ (17)	$ (1,374)	$ (1,726)	$ (2)	$ 342	$ 233
Net realized gain (loss) on investments	47,399	11,068	4	13,132	2,244	18	3,489	1,232
Unrealized appreciation (depreciation)	82,424	122,379	2,073	(12,087)	16,461	252	(1,365)	2,882
Net increase (decrease) in net assets from operations	123,544	128,658	2,060	(329)	16,979	268	2,466	4,347
Contract Transactions:
Payments received from contract owners	6,401	6,174	3,809	1,818	4,950	710	324	369
Transfers between sub-accounts and the fixed account, net	34,022	85,015	41,170	(72,041)	46,923	4,808	(3,300)	20,759
Contract benefits	(9,852)	(7,822)	0	(2,312)	(2,532)	0	(370)	(330)
Contract terminations	(38,621)	(30,514)	(16)	(10,104)	(8,262)	(1)	(2,114)	(770)
Contract maintenance charges	(152)	(123)	0	(31)	(41)	0	(20)	(37)
Other transfers (to) from FILI, net	244	89	2	53	87	2	23	13
Net increase (decrease) in net assets from contract transactions	(7,958)	52,819	44,965	(82,617)	41,125	5,519	(5,457)	20,004
Total increase (decrease) in net assets	115,586	181,477	47,025	(82,946)	58,104	5,787	(2,991)	24,351
Net Assets:
Beginning of period	707,112	525,635	0	210,340	152,236	0	33,309	8,958
End of period	$ 822,698	$ 707,112	$ 47,025	$ 127,394	$ 210,340	$ 5,787	$ 30,318	$ 33,309
(In thousands)	Subaccounts Investing In:
	VIP - Telecomm. and Utilities Growth Investor Class (a)	VIP - Technology (b)		VIP - Technology Investor Class (a)	VIP - Natural Resources (b)		VIP - Natural Resources Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 19	$ (262)	$ (1,016)	$ (2)	$ (583)	$ 36	$ 57
Net realized gain (loss) on investments	30	(529)	11,262	3	31,535	2,026	704
Unrealized appreciation (depreciation)	(48)	4,906	(15,702)	138	42,628	11,141	(91)
Net increase (decrease) in net assets from operations	1	4,115	(5,456)	139	73,580	13,203	670
Contract Transactions:
Payments received from contract owners	110	588	1,729	337	3,574	1,022	1,154
Transfers between sub-accounts and the fixed account, net	938	(34,518)	(36,801)	5,005	128,299	75,469	13,943
Contract benefits	0	(695)	(1,435)	0	(2,079)	(426)	0
Contract terminations	0	(4,625)	(5,770)	(1)	(10,633)	(2,644)	(1)
Contract maintenance charges	0	(55)	(152)	(1)	(240)	(110)	(4)
Other transfers (to) from FILI, net	(2)	13	79	1	189	34	2
Net increase (decrease) in net assets from contract transactions	1,046	(39,292)	(42,350)	5,341	119,110	73,345	15,094
Total increase (decrease) in net assets	1,047	(35,177)	(47,806)	5,480	192,690	86,548	15,764
Net Assets:
Beginning of period	0	106,873	154,679	0	112,684	26,136	0
End of period	$ 1,047	$ 71,696	$ 106,873	$ 5,480	$ 305,374	$ 112,684	$ 15,764

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)		VIP - Health Care Investor Class (a)	VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (547)	$ (312)	$ (2)	$ 163	$ (302)	$ (1)	$ (144)	$ (55)
Net realized gain (loss) on investments	1,507	(196)	2	2,411	1,625	0	9,110	655
Unrealized appreciation (depreciation)	11,768	3,759	103	(1,126)	2,105	59	(4,130)	6,058
Net increase (decrease) in net assets from operations	12,728	3,251	103	1,448	3,428	58	4,836	6,658
Contract Transactions:
Payments received from contract owners	1,137	1,024	913	329	519	240	544	510
Transfers between sub-accounts and the fixed account, net	42,688	10,335	5,962	(7,100)	(1,625)	1,592	(14,559)	33,783
Contract benefits	(732)	(468)	0	(317)	(285)	0	(576)	(217)
Contract terminations	(5,132)	(3,177)	0	(2,707)	(1,793)	(1)	(3,065)	(1,138)
Contract maintenance charges	(47)	(51)	(1)	(14)	(27)	0	(33)	(42)
Other transfers (to) from FILI, net	36	7	(1)	10	6	0	19	5
Net increase (decrease) in net assets from contract transactions	37,950	7,670	6,873	(9,799)	(3,205)	1,831	(17,670)	32,901
Total increase (decrease) in net assets	50,678	10,921	6,976	(8,351)	223	1,889	(12,834)	39,559
Net Assets:
Beginning of period	58,639	47,718	0	37,542	37,319	0	54,651	15,092
End of period	$ 109,317	$ 58,639	$ 6,976	$ 29,191	$ 37,542	$ 1,889	$ 41,817	$ 54,651
(In thousands)	Subaccounts Investing In:
	VIP - Cyclical Industries Investor Class (a)	VIP - Consumer Industries (b)		VIP - Consumer Industries Investor Class (a)	VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)
	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 9	$ (56)	$ (57)	$ 0	$ 2,084	$ 1,634	$ 155
Net realized gain (loss) on investments	136	343	21	2	21,700	2,103	346
Unrealized appreciation (depreciation)	(49)	(216)	575	4	(7,623)	17,491	(251)
Net increase (decrease) in net assets from operations	96	71	539	6	16,161	21,228	250
Contract Transactions:
Payments received from contract owners	60	115	164	11	3,311	3,455	966
Transfers between sub-accounts and the fixed account, net	1,638	(1,961)	444	199	(15,671)	73,117	5,657
Contract benefits	0	(60)	(37)	0	(1,430)	(937)	0
Contract terminations	0	(434)	(391)	0	(7,597)	(4,048)	(18)
Contract maintenance charges	0	(6)	(4)	0	(30)	(16)	0
Other transfers (to) from FILI, net	1	2	0	(2)	178	38	0
Net increase (decrease) in net assets from contract transactions	1,699	(2,344)	176	208	(21,239)	71,609	6,605
Total increase (decrease) in net assets	1,795	(2,273)	715	214	(5,078)	92,837	6,855
Net Assets:
Beginning of period	0	7,993	7,278	0	133,340	40,503	0
End of period	$ 1,795	$ 5,720	$ 7,993	$ 214	$ 128,262	$ 133,340	$ 6,855

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)	VIP - Aggressvie Growth (a)	VIP - Aggressvie Growth Investor Class (a)	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 4,057	$ 1,565	$ 850	$ (15)	$ 0	$ (7)	$ 14
Net realized gain (loss) on investments	3,301	255	38	228	40	81	9
Unrealized appreciation (depreciation)	(4,753)	4,019	(690)	(6)	(21)	597	578
Net increase (decrease) in net assets from operations	2,605	5,839	198	207	19	671	601
Contract Transactions:
Payments received from contract owners	2,865	1,525	5,069	18	30	79	1,514
Transfers between sub-accounts and the fixed account, net	40,662	79,399	16,284	4,562	1,232	7,919	7,180
Contract benefits	(1,770)	(489)	0	(11)	0	(33)	0
Contract terminations	(8,163)	(1,382)	(10)	(23)	0	(63)	(12)
Contract maintenance charges	(18)	(6)	0	(1)	0	(5)	0
Other transfers (to) from FILI, net	55	31	1	(7)	0	3	2
Net increase (decrease) in net assets from contract transactions	33,631	79,078	21,344	4,538	1,262	7,900	8,684
Total increase (decrease) in net assets	36,236	84,917	21,542	4,745	1,281	8,571	9,285
Net Assets:
Beginning of period	84,917	0	0	0	0	0	0
End of period	$ 121,153	$ 84,917	$ 21,542	$ 4,745	$ 1,281	$ 8,571	$ 9,285
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 40	$ 14	$ 15	$ 30	$ (65)	$ (1)	$ 30	$ (1)
Net realized gain (loss) on investments	185	14	61	1	77	3	3	0
Unrealized appreciation (depreciation)	1,074	67	190	88	462	44	35	28
Net increase (decrease) in net assets from operations	1,299	95	266	119	474	46	68	27
Contract Transactions:
Payments received from contract owners	101	430	203	1,350	53	207	23	1,160
Transfers between sub-accounts and the fixed account, net	32,160	3,579	7,824	5,367	18,936	1,815	4,460	1,189
Contract benefits	(94)	0	(34)	0	(60)	0	0	0
Contract terminations	(355)	0	(71)	(1)	(268)	0	(34)	0
Contract maintenance charges	(2)	0	(1)	0	(2)	0	(1)	0
Other transfers (to) from FILI, net	13	(2)	3	0	5	0	0	0
Net increase (decrease) in net assets from contract transactions	31,823	4,007	7,924	6,716	18,664	2,022	4,448	2,349
Total increase (decrease) in net assets	33,122	4,102	8,190	6,835	19,138	2,068	4,516	2,376
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 33,122	$ 4,102	$ 8,190	$ 6,835	$ 19,138	$ 2,068	$ 4,516	$ 2,376

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 11	$ (1)	$ 20	$ (3)	$ 29	$ (2)	$ 39	$ (4)
Net realized gain (loss) on investments	11	6	33	0	59	6	63	5
Unrealized appreciation (depreciation)	108	38	268	177	344	166	469	269
Net increase (decrease) in net assets from operations	130	43	321	174	432	170	571	270
Contract Transactions:
Payments received from contract owners	13	416	65	2,498	234	1,563	409	2,140
Transfers between sub-accounts and the fixed account, net	4,638	1,357	10,389	7,083	11,437	4,990	12,571	8,373
Contract benefits	0	0	0	0	0	0	(2)	0
Contract terminations	(59)	(5)	(268)	(3)	(1,035)	(3)	(36)	0
Contract maintenance charges	0	0	(1)	0	(1)	0	0	0
Other transfers (to) from FILI, net	1	(1)	0	0	1	0	(1)	(1)
Net increase (decrease) in net assets from contract transactions	4,593	1,767	10,185	9,578	10,636	6,550	12,941	10,512
Total increase (decrease) in net assets	4,723	1,810	10,506	9,752	11,068	6,720	13,512	10,782
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 4,723	$ 1,810	$ 10,506	$ 9,752	$ 11,068	$ 6,720	$ 13,512	$ 10,782
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Freedom Lifetime Income III (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 12	$ (1)	$ 22	$ (2)	$ 8	$ 7	$ 9
Net realized gain (loss) on investments	12	0	44	1	9	8	13
Unrealized appreciation (depreciation)	149	64	279	140	0	8	49
Net increase (decrease) in net assets from operations	173	63	345	139	17	23	71
Contract Transactions:
Payments received from contract owners	127	713	398	517	0	0	0
Transfers between sub-accounts and the fixed account, net	3,971	1,370	6,434	3,931	1,857	1,297	1,886
Contract benefits	0	0	0	0	(3)	(5)	(83)
Contract terminations	(250)	(1)	(3)	(1)	0	0	0
Contract maintenance charges	0	0	(1)	0	0	0	0
Other transfers (to) from FILI, net	(1)	0	(4)	(1)	0	1	25
Net increase (decrease) in net assets from contract transactions	3,847	2,082	6,824	4,446	1,854	1,293	1,828
Total increase (decrease) in net assets	4,020	2,145	7,169	4,585	1,871	1,316	1,899
Net Assets:
Beginning of period	0	0	0	0	0	0	0
End of period	$ 4,020	$ 2,145	$ 7,169	$ 4,585	$ 1,871	$ 1,316	$ 1,899

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (682)	$ (192)	$ 4,019	$ 2,935	$ 132	$ (16)	$ 308	$ 992
Net realized gain (loss) on investments	5,206	6,019	2,648	5,086	1,891	1,041	3,065	2,661
Unrealized appreciation (depreciation)	40,214	8,418	(453)	(3,361)	662	4,741	3,821	4,636
Net increase (decrease) in net assets from operations	44,738	14,245	6,214	4,660	2,685	5,766	7,194	8,289
Contract Transactions:
Payments received from contract owners	1,971	1,959	869	1,023	743	657	794	679
Transfers between sub-accounts and the fixed account, net	59,529	4,582	1,536	(2,525)	(2,567)	9,890	6,477	12,029
Contract benefits	(1,466)	(1,070)	(659)	(629)	(728)	(571)	(970)	(802)
Contract terminations	(6,926)	(6,058)	(2,902)	(2,983)	(3,148)	(2,470)	(3,819)	(3,815)
Contract maintenance charges	(32)	(22)	(12)	(13)	(9)	(9)	(9)	(7)
Other transfers (to) from FILI, net	59	40	12	6	4	16	20	12
Net increase (decrease) in net assets from contract transactions	53,135	(569)	(1,156)	(5,121)	(5,705)	7,513	2,493	8,096
Total increase (decrease) in net assets	97,873	13,676	5,058	(461)	(3,020)	13,279	9,687	16,385
Net Assets:
Beginning of period	114,366	100,690	56,878	57,339	56,372	43,093	64,095	47,710
End of period	$ 212,239	$ 114,366	$ 61,936	$ 56,878	$ 53,352	$ 56,372	$ 73,782	$ 64,095
(In thousands)	Subaccounts Investing In:
	OMIF - Growth II (b)		OMIF - Small Cap (b)		OMIF - Select Value (b)		OMIF - Technologies & Communications (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (191)	$ (254)	$ (1,016)	$ (1,271)	$ 440	$ 661	$ (642)	$ (888)
Net realized gain (loss) on investments	(15,037)	(28,159)	3,056	(1,718)	(3,295)	(8,436)	(97,025)	(12,810)
Unrealized appreciation (depreciation)	17,344	29,971	(1,969)	23,478	4,314	8,473	102,873	19,202
Net increase (decrease) in net assets from operations	2,116	1,558	71	20,489	1,459	698	5,206	5,504
Contract Transactions:
Payments received from contract owners	0	0	0	8	0	0	0	3
Transfers between sub-accounts and the fixed account, net	(5,997)	(11,778)	(27,731)	(67,035)	(8,789)	(22,670)	(24,388)	(41,543)
Contract benefits	(308)	(510)	(1,769)	(2,301)	(866)	(1,140)	(574)	(1,041)
Contract terminations	(1,530)	(1,817)	(7,746)	(9,594)	(2,772)	(4,865)	(4,967)	(5,637)
Contract maintenance charges	(9)	(11)	(26)	(35)	(11)	(15)	(55)	(72)
Other transfers (to) from FILI, net	(4)	4	(46)	(1)	(20)	(87)	8	(1)
Net increase (decrease) in net assets from contract transactions	(7,848)	(14,112)	(37,318)	(78,958)	(12,458)	(28,777)	(29,976)	(48,291)
Total increase (decrease) in net assets	(5,732)	(12,554)	(37,247)	(58,469)	(10,999)	(28,079)	(24,770)	(42,787)
Net Assets:
Beginning of period	27,771	40,325	143,027	201,496	48,073	76,152	99,657	142,444
End of period	$ 22,039	$ 27,771	$ 105,780	$ 143,027	$ 37,074	$ 48,073	$ 74,887	$ 99,657

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	OMIF - Large Cap Growth (b)		WFAF - Discovery (b)		WFAF - Opportunity (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (630)	$ (905)	$ (497)	$ (603)	$ (435)	$ (535)
Net realized gain (loss) on investments	(60,733)	(50,680)	(18,913)	(37,364)	(1,502)	(5,131)
Unrealized appreciation (depreciation)	63,070	57,718	23,895	49,997	5,134	16,091
Net increase (decrease) in net assets from operations	1,707	6,133	4,485	12,030	3,197	10,425
Contract Transactions:
Payments received from contract owners	0	3	0	0	0	4
Transfers between sub-accounts and the fixed account, net	(20,477)	(35,544)	(14,822)	(27,512)	(11,917)	(23,633)
Contract benefits	(737)	(1,127)	(873)	(956)	(834)	(865)
Contract terminations	(5,921)	(7,964)	(3,655)	(4,967)	(3,550)	(4,110)
Contract maintenance charges	(29)	(41)	(18)	(23)	(12)	(16)
Other transfers (to) from FILI, net	(5)	2	(6)	0	(16)	(38)
Net increase (decrease) in net assets from contract transactions	(27,169)	(44,671)	(19,374)	(33,458)	(16,329)	(28,658)
Total increase (decrease) in net assets	(25,462)	(38,538)	(14,889)	(21,428)	(13,132)	(18,233)
Net Assets:
Beginning of period	98,458	136,996	71,425	92,853	61,376	79,609
End of period	$ 72,996	$ 98,458	$ 56,536	$ 71,425	$ 48,244	$ 61,376
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Small Cap Focus (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (591)	$ (905)	$ 1	$ 17	$ (235)	$ (242)
Net realized gain (loss) on investments	(74)	4,780	160	(482)	1,538	1,142
Unrealized appreciation (depreciation)	(2,604)	3,050	2,611	2,275	2,629	2,307
Net increase (decrease) in net assets from operations	(3,269)	6,925	2,772	1,810	3,932	3,207
Contract Transactions:
Payments received from contract owners	695	1,097	157	728	369	414
Transfers between sub-accounts and the fixed account, net	(34,498)	(8,861)	6,772	1,932	4,279	(1,095)
Contract benefits	(849)	(1,305)	(224)	(84)	(321)	(313)
Contract terminations	(4,486)	(5,509)	(948)	(2,130)	(1,719)	(1,876)
Contract maintenance charges	(15)	(24)	(4)	(4)	(6)	(7)
Other transfers (to) from FILI, net	4	10	1	(3)	13	10
Net increase (decrease) in net assets from contract transactions	(39,149)	(14,592)	5,754	439	2,615	(2,867)
Total increase (decrease) in net assets	(42,418)	(7,667)	8,526	2,249	6,547	340
Net Assets:
Beginning of period	97,749	105,416	15,470	13,221	26,227	25,887
End of period	$ 55,331	$ 97,749	$ 23,996	$ 15,470	$ 32,774	$ 26,227

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I
of Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR Corp., on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. In 2005, Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")

In 2004, FILI closed the Wells Fargo Advantage Variable Trust Funds and the Old Mutual Insurance Series Funds investment options to new money.

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\	New Name
Fidelity Variable Insurance Products Funds II		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV		Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds		Old Mutual Insurance Series Funds
Strong Variable Insurance Funds		Wells Fargo Advantage Variable Trust Funds

During 2005, the following new Underlying Funds were added:

VIP - Money Market Investor Class	\\\\\\\\\\\	VIP - International Capital Appreciation
VIP - High Income Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Equity-Income Investor Class		VIP - Value Leaders
VIP - Growth Investor Class		VIP - Value Leaders Investor Class
VIP - Overseas, Class R Investor Class		VIP - Value
VIP - Investment Grade Bond Investor Class		VIP - Value Investor Class
VIP - Asset Manager Investor Class		VIP - Growth Stock
VIP - Asset Manager: Growth Investor Class		VIP - Growth Stock Investor Class
VIP - Contrafund Investor Class		VIP - Freedom Income
VIP - Balanced Investor Class		VIP - Freedom Income Investor Class
VIP - Dynamic Capital Appreciation Investor Class		VIP - Freedom 2005
VIP - Growth & Income Investor Class		VIP - Freedom 2005 Investor Class
VIP - Growth Opportunities Investor Class		VIP - Freedom 2010
VIP - Mid Cap Investor Class		VIP - Freedom 2010 Investor Class
VIP - Value Strategies Investor Class		VIP - Freedom 2015
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Freedom 2015 Investor Class
VIP - Technology Investor Class		VIP - Freedom 2020
VIP - Natural Resources Investor Class		VIP - Freedom 2020 Investor Class
VIP - Health Care Investor Class		VIP - Freedom 2025
VIP - Financial Services Investor Class		VIP - Freedom 2025 Investor Class
VIP - Cyclical Industries Investor Class		VIP - Freedom 2030
VIP - Consumer Industries Investor Class		VIP - Freedom 2030 Investor Class
VIP - Real Estate Investor Class		VIP - Freedom Lifetime Income I
VIP - Strategic Income Investor Class		VIP - Freedom Lifetime Income II
VIP - Aggressive Growth		VIP - Freedom Lifetime Income III
VIP - Aggressive Growth Investor Class

The VIP and VIP Investor Class funds added during 2005, commenced operations on July 1, 2005 and August 15, 2005, respectively.

Annual Report

Notes to Financial Statements - continued

1. Organization - continued

In 2004, FILI added two new Underlying Funds: VIP - Overseas, Class R and VIP - Strategic Income.

During 2005, the following Underlying Funds were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\	New Name
VIP II - Investment Grade Bond		VIP - Investment Grade Bond
VIP II - Asset Manager		VIP - Asset Manager
VIP II - Index 500		VIP - Index 500
VIP II - Asset Manager: Growth		VIP - Asset Manager: Growth
VIP II - Contrafund		VIP - Contrafund
VIP III - Balanced		VIP - Balanced
VIP III - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation
VIP III - Growth & Income		VIP - Growth & Income
VIP III - Growth Opportunities		VIP - Growth Opportunities
VIP III - Mid Cap		VIP - Mid Cap
VIP III - Value Strategies		VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth		VIP - Telecomm. and Utilities Growth
VIP IV - Technology		VIP - Technology
VIP IV - Natural Resources		VIP - Natural Resources
VIP IV - Heath Care		VIP - Heath Care
VIP IV - Financial Services		VIP - Financial Services
VIP IV - Cyclical Industries		VIP - Cyclical Industries
VIP IV - Consumer Industries		VIP - Consumer Industries
VIP IV - Real Estate		VIP - Real Estate
VIP IV - Strategic Income		VIP - Strategic Income
PBHG - Growth II		OMIF - Growth II
PBHG - Small Cap		OMIF - Small Cap
PBHG - Select Value		OMIF - Select Value
PBHG - Technology & Communications		OMIF - Technologies & Communications
PBHG - Select 20		OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II		WFAF - Discovery
SVIF - Opportunity Fund II		WFAF - Opportunity
CST - Post Venture Capital		CST - Global Small Cap Focus

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed based on the 1983 Basic, 1983a Individual Annuitant and the Annuity 2000 Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompany statement of changes in net assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

Annual Report

Notes to Financial Statements - continued

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	\\\\\\\\\\\\\\	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class		VIP - Financial Services
VIP - Telecomm. and Utilities Growth		VIP - Financial Services Investor Class
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Cyclical Industries
VIP - Technology		VIP - Cyclical Industries Investor Class
VIP - Technology Investor Class		VIP - Consumer Industries
VIP - Natural Resources		VIP - Consumer Industries Investor Class
VIP - Natural Resources Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Health Care

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, FILI entered into a services agreement with FIIOC under which FILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2005 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2005:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$306,173	$345,516
VIP - Money Market Investor Class (a)	154,940	36,562
VIP - High Income	76,657	109,707
VIP - High Income Investor Class (a)	14,665	631
VIP - Equity-Income	73,286	223,620
VIP - Equity-Income Investor Class (a)	30,126	139
VIP - Growth	6,684	245,232
VIP - Growth Investor Class (a)	18,068	0
VIP - Overseas	2,804	60,788
VIP - Overseas, Class R	33,639	11,862
VIP - Overseas, Class R Investor Class (a)	22,496	0
VIP - Investment Grade Bond (b)	61,044	88,809
VIP - Investment Grade Bond Investor Class (a)	27,937	83
VIP - Asset Manager (b)	17,414	93,531
VIP - Asset Manager Investor Class (a)	8,898	145
VIP - Index 500 (b)	70,043	149,591
VIP - Asset Manager: Growth (b)	6,145	37,171
VIP - Asset Manager: Growth Investor Class (a)	1,761	727
VIP - Contrafund (b)	95,930	94,230
VIP - Contrafund Investor Class (a)	78,960	0
VIP - Balanced (b)	18,754	29,400
VIP - Balanced Investor Class (a)	13,102	138
VIP - Dynamic Capital Appreciation (b)	40,288	8,296
VIP - Dynamic Capital Appreciation Investor Class (a)	6,931	43
VIP - Growth & Income (b)	6,609	67,611
VIP - Growth & Income Investor Class (a)	4,642	108
VIP - Growth Opportunities (b)	9,068	44,233
VIP - Growth Opportunities Investor Class (a)	4,203	167
VIP - Mid Cap (b)	88,464	90,434
VIP - Mid Cap Investor Class (a)	44,985	37
VIP - Value Strategies (b)	14,979	92,232
VIP - Value Strategies Investor Class (a)	5,798	282
VIP - Telecomm. and Utilities Growth (b)	15,753	19,941
VIP - Telecomm. and Utilities Growth Investor Class (a)	1,103	8
VIP - Technology (b)	14,985	54,540
VIP - Technology Investor Class (a)	5,468	130
VIP - Natural Resources (b)	184,871	52,096
VIP - Natural Resources Investor Class (a)	16,119	286
VIP - Health Care (b)	51,548	14,146
VIP - Health Care Investor Class (a)	6,972	101
VIP - Financial Services (b)	5,363	14,999
VIP - Financial Services Investor Class (a)	1,927	96
VIP - Cyclical Industries (b)	14,597	28,839
VIP - Cyclical Industries Investor Class (a)	1,870	30
VIP - Consumer Industries (b)	2,464	4,864
VIP - Consumer Industries Investor Class (a)	237	28

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Real Estate (b)	$53,390	$65,156
VIP - Real Estate Investor Class (a)	7,491	422
VIP - Strategic Income (b)	66,949	28,400
VIP - Strategic Income Investor Class (a)	22,231	0
VIP - Aggressive Growth (a)	9,166	4,513
VIP - Aggressive Growth Investor Class (a)	1,343	45
VIP - International Capital Appreciation (a)	9,447	1,545
VIP - International Capital Appreciation Investor Class (a)	8,712	6
VIP - Value Leaders (a)	35,005	3,067
VIP - Value Leaders Investor Class (a)	4,100	71
VIP - Value (a)	9,401	1,463
VIP - Value Investor Class (a)	6,756	9
VIP - Growth Stock (a)	22,382	3,784
VIP - Growth Stock Investor Class (a)	2,095	73
VIP - Freedom Income (a)	4,746	267
VIP - Freedom Income Investor Class (a)	2,363	16
VIP - Freedom 2005 (a)	5,376	772
VIP - Freedom 2005 Investor Class (a)	2,193	427
VIP - Freedom 2010 (a)	11,571	1,366
VIP - Freedom 2010 Investor Class (a)	9,578	3
VIP - Freedom 2015 (a)	12,879	2,214
VIP - Freedom 2015 Investor Class (a)	6,844	296
VIP - Freedom 2020 (a)	14,238	1,259
VIP - Freedom 2020 Investor Class (a)	10,581	73
VIP - Freedom 2025 (a)	4,083	223
VIP - Freedom 2025 Investor Class (a)	2,105	26
VIP - Freedom 2030 (a)	8,560	1,713
VIP - Freedom 2030 Investor Class (a)	4,469	24
VIP - Freedom Lifetime Income I (a)	1,924	55
VIP - Freedom Lifetime Income II (a)	1,313	6
VIP - Freedom Lifetime Income III (a)	1,933	84
UIF - Emerging Markets Equity	82,448	29,997
UIF - Emerging Markets Debt	21,550	17,733
UIF - Global Value Equity	8,660	13,820
UIF - International Magnum	20,072	17,271
OMIF - Growth II (b)	4	8,044
OMIF - Small Cap (b)	25	38,358
OMIF - Select Value (b)	803	12,820
OMIF - Technologies & Communications (b)	8	30,626
OMIF - Large Cap Growth (b)	6	27,804
WFAF - Discovery (b)	10	19,881
WFAF - Opportunity (b)	8	16,772
CST - Small Cap Growth	2,411	42,151
CST - International Focus	12,288	6,533
CST - Global Small Cap Focus (b)	14,635	12,256

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2005:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	770,766	$ 770,766	$ 1.00
VIP - Money Market Investor Class	118,378	118,378	1.00
VIP - High Income	43,542	412,258	6.17
VIP - High Income Investor Class	2,160	14,040	6.16
VIP - Equity-Income	43,549	1,020,024	25.49
VIP - Equity-Income Investor Class	1,206	29,996	25.48
VIP - Growth	24,829	1,153,228	33.70
VIP - Growth Investor Class	550	18,068	33.67
VIP - Overseas	10,930	255,261	20.61
VIP - Overseas, Class R	4,245	71,389	20.58
VIP - Overseas, Class R Investor Class	1,171	22,496	20.59
VIP - Investment Grade Bond (b)	47,862	630,332	12.76
VIP - Investment Grade Bond Investor Class	2,202	27,854	12.75
VIP - Asset Manager (b)	33,520	543,500	15.04
VIP - Asset Manager Investor Class	595	8,757	15.02
VIP - Index 500 (b)	6,123	849,464	141.88
VIP - Asset Manager: Growth (b)	13,213	209,660	12.97
VIP - Asset Manager: Growth Investor Class	84	1,065	12.96
VIP - Contrafund (b)	58,966	1,305,507	31.03
VIP - Contrafund Investor Class	2,626	78,960	31.00
VIP - Balanced (b)	13,164	194,151	14.78
VIP - Balanced Investor Class	903	12,968	14.77
VIP - Dynamic Capital Appreciation (b)	6,082	48,716	8.71
VIP - Dynamic Capital Appreciation Investor Class	816	6,892	8.71
VIP - Growth & Income (b)	16,794	266,663	14.75
VIP - Growth & Income Investor Class	315	4,543	14.74
VIP - Growth Opportunities (b)	7,171	147,127	17.34
VIP - Growth Opportunities Investor Class	243	4,050	17.33
VIP - Mid Cap (b)	23,432	530,393	35.11
VIP - Mid Cap Investor Class	1,341	44,952	35.08
VIP - Value Strategies (b)	9,093	120,774	14.01
VIP - Value Strategies Investor Class	413	5,534	14.00
VIP - Telecomm. and Utilities Growth (b)	3,181	29,776	9.53
VIP - Telecomm. and Utilities Growth Investor Class	110	1,095	9.52
VIP - Technology (b)	6,927	67,844	10.35
VIP - Technology Investor Class	531	5,342	10.33
VIP - Natural Resources (b)	16,140	249,997	18.92
VIP - Natural Resources Investor Class	834	15,855	18.91
VIP - Health Care (b)	8,823	95,436	12.39
VIP - Health Care Investor Class	563	6,873	12.38
VIP - Financial Services (b)	2,249	24,911	12.98
VIP - Financial Services Investor Class	146	1,831	12.98
VIP - Cyclical Industries (b)	2,945	39,056	14.20
VIP - Cyclical Industries Investor Class	126	1,843	14.19
VIP - Consumer Industries (b)	500	5,377	11.45
VIP - Consumer Industries Investor Class	19	211	11.44

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Real Estate (b)	6,941	$ 117,429	$ 18.48
VIP - Real Estate Investor Class	371	7,106	18.46
VIP - Strategic Income (b)	11,649	121,886	10.40
VIP - Strategic Income Investor Class	2,073	22,231	10.39
VIP - Aggressive Growth	519	4,751	9.15
VIP - Aggressive Growth Investor Class	140	1,302	9.13
VIP - International Capital Appreciation	748	7,974	11.46
VIP - International Capital Appreciation Investor Class	810	8,707	11.46
VIP - Value Leaders	2,490	32,048	13.30
VIP - Value Leaders Investor Class	308	4,035	13.30
VIP - Value	648	8,000	12.63
VIP - Value Investor Class	541	6,747	12.63
VIP - Growth Stock	1,603	18,676	11.94
VIP - Growth Stock Investor Class	173	2,025	11.94
VIP - Freedom Income	436	4,481	10.35
VIP - Freedom Income Investor Class	234	2,348	10.14
VIP - Freedom 2005	440	4,615	10.74
VIP - Freedom 2005 Investor Class	177	1,772	10.24
VIP - Freedom 2010	975	10,238	10.78
VIP - Freedom 2010 Investor Class	950	9,575	10.26
VIP - Freedom 2015	1,011	10,723	10.95
VIP - Freedom 2015 Investor Class	651	6,554	10.32
VIP - Freedom 2020	1,221	13,042	11.07
VIP - Freedom 2020 Investor Class	1,041	10,513	10.36
VIP - Freedom 2025	360	3,871	11.16
VIP - Freedom 2025 Investor Class	206	2,080	10.39
VIP - Freedom 2030	636	6,891	11.27
VIP - Freedom 2030 Investor Class	440	4,446	10.42
VIP - Freedom Lifetime Income I	182	1,871	10.27
VIP - Freedom Lifetime Income II	127	1,307	10.37
VIP - Freedom Lifetime Income III	181	1,850	10.48
UIF - Emerging Markets Equity	14,409	176,641	14.73
UIF - Emerging Markets Debt	6,851	59,911	9.04
UIF - Global Value Equity	3,588	48,337	14.87
UIF - International Magnum	5,960	65,079	12.38
OMIF - Growth II (b)	1,889	61,574	11.67
OMIF - Small Cap (b)	5,130	96,345	20.62
OMIF - Select Value (b)	2,602	46,997	14.25
OMIF - Technologies & Communications (b)	29,368	1,534,063	2.55
OMIF - Large Cap Growth (b)	7,572	274,309	9.64
WFAF - Discovery (b)	3,943	114,977	14.34
WFAF - Opportunity (b)	1,992	53,116	24.22
CST - Small Cap Growth	3,716	109,308	14.89
CST - International Focus	2,051	30,343	11.70
CST - Global Small Cap Focus (b)	2,531	40,653	12.95

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Money Market
Units Issued	48,488	55,800	2,227	3,476
Units Redeemed	(50,936)	(63,629)	(2,680)	(3,883)
Net Increase (Decrease)	(2,448)	(7,829)	(453)	(407)
VIP - High Income
Units Issued	2,580	5,308	239	557
Units Redeemed	(4,872)	(7,442)	(629)	(866)
Net Increase (Decrease)	(2,292)	(2,134)	(390)	(309)
VIP - Equity-Income
Units Issued	1,548	3,350	167	393
Units Redeemed	(4,873)	(3,515)	(528)	(454)
Net Increase (Decrease)	(3,325)	(165)	(361)	(61)
VIP - Growth
Units Issued	855	1,791	79	171
Units Redeemed	(4,910)	(4,640)	(379)	(478)
Net Increase (Decrease)	(4,055)	(2,849)	(300)	(307)
VIP - Overseas
Units Issued	2	2,117	0	206
Units Redeemed	(1,763)	(3,486)	(195)	(413)
Net Increase (Decrease)	(1,761)	(1,369)	(195)	(207)
VIP - Overseas, Class R
Units Issued	4,359	4,850	481	704
Units Redeemed	(2,802)	(691)	(188)	(63)
Net Increase (Decrease)	(1,557)	4,159	293	641
VIP - Investment Grade Bond (b)
Units Issued	3,830	5,117	424	600
Units Redeemed	(5,462)	(7,879)	(953)	(1,541)
Net Increase (Decrease)	(1,632)	(2,762)	(529)	(941)
VIP - Asset Manager (b)
Units Issued	915	2,040	56	218
Units Redeemed	(3,278)	(3,349)	(466)	(554)
Net Increase (Decrease)	(2,363)	(1,309)	(410)	(336)
VIP - Index 500 (b)
Units Issued	3,582	6,250	332	461
Units Redeemed	(7,190)	(7,057)	(580)	(660)
Net Increase (Decrease)	(3,608)	(807)	(248)	(199)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Asset Manager: Growth (b)
Units Issued	382	1,163	24	179
Units Redeemed	(1,751)	(2,190)	(327)	(389)
Net Increase (Decrease)	(1,369)	(1,027)	(303)	(210)
VIP - Contrafund (b)
Units Issued	8,187	8,012	764	833
Units Redeemed	(8,093)	(6,477)	(494)	(653)
Net Increase (Decrease)	94	1,535	270	180
VIP - Balanced (b)
Units Issued	2,282	3,249	338	600
Units Redeemed	(2,889)	(3,275)	(685)	(766)
Net Increase (Decrease)	(607)	(26)	(347)	(166)
VIP - Dynamic Capital Appreciation (b)
Units Issued	3,792	1,932	392	125
Units Redeemed	(1,632)	(1,765)	(26)	(117)
Net Increase (Decrease)	2,160	167	366	8
VIP - Growth & Income (b)
Units Issued	1,006	1,997	108	221
Units Redeemed	(4,218)	(4,800)	(759)	(893)
Net Increase (Decrease)	(3,212)	(2,803)	(651)	(672)
VIP - Growth Opportunities (b)
Units Issued	1,684	2,762	203	397
Units Redeemed	(4,087)	(3,121)	(660)	(391)
Net Increase (Decrease)	(2,403)	(359)	(457)	6
VIP - Mid Cap (b)
Units Issued	12,600	14,047	1,119	1,267
Units Redeemed	(13,184)	(10,613)	(890)	(1,292)
Net Increase (Decrease)	(584)	3,434	229	(25)
VIP - Value Strategies (b)
Units Issued	3,162	14,168	276	1,552
Units Redeemed	(8,948)	(11,695)	(1,104)	(1,072)
Net Increase (Decrease)	(5,786)	2,473	(828)	480
VIP - Telecomm. and Utilities Growth (b)
Units Issued	2,330	3,704	265	397
Units Redeemed	(2,918)	(1,638)	(256)	(81)
Net Increase (Decrease)	(588)	2,066	9	316

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Technology (b)
Units Issued	3,521	7,703	276	694
Units Redeemed	(7,735)	(12,008)	(601)	(1,530)
Net Increase (Decrease)	(4,214)	(4,305)	(325)	(836)
VIP - Natural Resources (b)
Units Issued	14,740	9,014	1,289	1,006
Units Redeemed	(8,046)	(3,600)	(516)	(268)
Net Increase (Decrease)	6,694	5,414	773	738
VIP - Health Care (b)
Units Issued	6,476	4,263	611	382
Units Redeemed	(3,483)	(3,600)	(191)	(396)
Net Increase (Decrease)	2,993	693	420	(14)
VIP - Financial Services (b)
Units Issued	730	1,451	101	109
Units Redeemed	(1,579)	(1,702)	(83)	(168)
Net Increase (Decrease)	(849)	(251)	18	(59)
VIP - Cyclical Industries (b)
Units Issued	1,925	3,836	163	489
Units Redeemed	(3,027)	(1,508)	(332)	(167)
Net Increase (Decrease)	(1,102)	2,328	(169)	322
VIP - Consumer Industries (b)
Units Issued	308	437	28	19
Units Redeemed	(527)	(409)	(28)	(38)
Net Increase (Decrease)	(219)	28	0	(19)
VIP - Real Estate (b)
Units Issued	5,261	10,814	511	1,329
Units Redeemed	(6,599)	(6,023)	(609)	(688)
Net Increase (Decrease)	(1,338)	4,791	(98)	641
VIP - Strategic Income (b)
Units Issued	7,862	7,923	1,325	1,597
Units Redeemed	(5,546)	(1,508)	(556)	(212)
Net Increase (Decrease)	2,316	6,415	769	1,385
VIP Aggressive Growth (a)
Units Issued	907	-	57	-
Units Redeemed	(500)	-	(27)	-
Net Increase (Decrease)	407	-	30	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP International Capital Appreciation (a)
Units Issued	821	-	156	-
Units Redeemed	(223)	-	(1)	-
Net Increase (Decrease)	598	-	155	-
VIP Value Leaders (a)
Units Issued	3,287	-	415	-
Units Redeemed	(619)	-	(24)	-
Net Increase (Decrease)	2,668	-	391	-
VIP Value (a)
Units Issued	908	-	118	-
Units Redeemed	(236)	-	(22)	-
Net Increase (Decrease)	672	-	96	-
VIP Growth Stock (a)
Units Issued	2,106	-	225	-
Units Redeemed	(502)	-	(20)	-
Net Increase (Decrease)	1,604	-	205	-
VIP Freedom Income (a)
Units Issued	495	-	0	-
Units Redeemed	(54)	-	0	-
Net Increase (Decrease)	441	-	0	-
VIP Freedom 2005 (a)
Units Issued	534	-	0	-
Units Redeemed	(83)	-	0	-
Net Increase (Decrease)	451	-	0	-
VIP Freedom 2010 (a)
Units Issued	1,200	-	0	-
Units Redeemed	(200)	-	0	-
Net Increase (Decrease)	1,000	-	0	-
VIP Freedom 2015 (a)
Units Issued	1,305	-	0	-
Units Redeemed	(265)	-	0	-
Net Increase (Decrease)	1,040	-	0	-
VIP Freedom 2020 (a)
Units Issued	1,397	-	10	-
Units Redeemed	(148)	-	0	-
Net Increase (Decrease)	1,249	-	10	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP Freedom 2025 (a)
Units Issued	415	-	0	-
Units Redeemed	(43)	-	0	-
Net Increase (Decrease)	372	-	0	-
VIP Freedom 2030 (a)
Units Issued	840	-	0	-
Units Redeemed	(181)	-	0	-
Net Increase (Decrease)	659	-	0	-
UIF - Emerging Markets Equity
Units Issued	8,486	9,877	741	705
Units Redeemed	(5,507)	(10,487)	(332)	(733)
Net Increase (Decrease)	2,979	(610)	409	(28)
UIF - Emerging Markets Debt
Units Issued	1,739	2,604	185	328
Units Redeemed	(1,794)	(2,873)	(203)	(389)
Net Increase (Decrease)	(55)	(269)	(18)	(61)
UIF - Global Value Equity
Units Issued	1,074	2,257	104	226
Units Redeemed	(1,402)	(1,751)	(160)	(188)
Net Increase (Decrease)	(328)	506	(56)	38
UIF - International Magnum
Units Issued	3,042	4,304	260	429
Units Redeemed	(2,752)	(3,594)	(290)	(373)
Net Increase (Decrease)	290	710	(30)	56
OMIF - Growth II (b)
Units Issued	6	6	0	2
Units Redeemed	(784)	(1,447)	(43)	(125)
Net Increase (Decrease)	(778)	(1,441)	(43)	(123)
OMIF - Small Cap (b)
Units Issued	4	31	1	4
Units Redeemed	(1,675)	(3,838)	(193)	(578)
Net Increase (Decrease)	(1,671)	(3,807)	(192)	(574)
OMIF - Select Value (b)
Units Issued	0	18	1	1
Units Redeemed	(658)	(1,589)	(116)	(290)
Net Increase (Decrease)	(658)	(1,571)	(115)	(289)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
OMIF - Technologies & Communications (b)
Units Issued	45	50	1	8
Units Redeemed	(3,710)	(5,944)	(162)	(379)
Net Increase (Decrease)	(3,665)	(5,894)	(161)	(371)
OMIF - Large Cap Growth (b)
Units Issued	2	22	0	0
Units Redeemed	(1,797)	(2,871)	(101)	(230)
Net Increase (Decrease)	(1,795)	(2,849)	(101)	(230)
WFAF - Discovery (b)
Units Issued	4	26	0	5
Units Redeemed	(1,299)	(2,459)	(99)	(323)
Net Increase (Decrease)	(1,295)	(2,433)	(99)	(318)
WFAF - Opportunity (b)
Units Issued	1	25	0	4
Units Redeemed	(822)	(1,544)	(91)	(276)
Net Increase (Decrease)	(821)	(1,519)	(91)	(272)
CST - Small Cap Growth
Units Issued	1,067	5,947	110	449
Units Redeemed	(4,215)	(7,218)	(367)	(709)
Net Increase (Decrease)	(3,148)	(1,271)	(257)	(260)
CST - International Focus
Units Issued	1,255	1,855	105	55
Units Redeemed	(812)	(1,820)	(66)	(50)
Net Increase (Decrease)	443	35	39	5
CST - Global Small Cap Focus (b)
Units Issued	1,766	2,357	136	317
Units Redeemed	(1,569)	(2,743)	(134)	(294)
Net Increase (Decrease)	197	(386)	2	23

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Money Market Investor Class (a)
Units Issued	32,195	801
Units Redeemed	(20,670)	(635)
Net Increase (Decrease)	11,525	166
VIP - High Income Investor Class (a)
Units Issued	1,444	-
Units Redeemed	(129)	-
Net Increase (Decrease)	1,315	-
VIP - Equity Income Investor Class (a)
Units Issued	3,079	-
Units Redeemed	(81)	-
Net Increase (Decrease)	2,998	-
VIP - Growth Investor Class (a)
Units Issued	1,869	-
Units Redeemed	(66)	-
Net Increase (Decrease)	1,803	-
VIP - Overseas, Class R Investor Class (a)
Units Issued	2,204	-
Units Redeemed	(29)	-
Net Increase (Decrease)	2,175	-
VIP - Investment Grade Bond Investor Class (a)
Units Issued	2,922	-
Units Redeemed	(130)	-
Net Increase (Decrease)	2,792	-
VIP - Asset Manager Investor Class (a)
Units Issued	884	-
Units Redeemed	(9)	-
Net Increase (Decrease)	875	-
VIP - Index 500 (b)
Units Issued	3,784	-
Units Redeemed	(198)	-
Net Increase (Decrease)	3,586	-
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	177	-
Units Redeemed	(71)	-
Net Increase (Decrease)	106	-
VIP - Contrafund Investor Class (a)
Units Issued	7,881	-
Units Redeemed	(253)	-
Net Increase (Decrease)	7,628	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Balanced Investor Class (a)
Units Issued	1,333	-
Units Redeemed	(55)	-
Net Increase (Decrease)	1,278	-
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	671	-
Units Redeemed	(20)	-
Net Increase (Decrease)	651	-
VIP - Growth & Income Investor Class (a)
Units Issued	456	-
Units Redeemed	(13)	-
Net Increase (Decrease)	443	-
VIP - Growth Opportunities Investor Class (a)
Units Issued	444	-
Units Redeemed	(48)	-
Net Increase (Decrease)	396	-
VIP - Mid Cap Investor Class (a)
Units Issued	4,480	-
Units Redeemed	(74)	-
Net Increase (Decrease)	4,406	-
VIP - Value Strategies Investor Class (a)
Units Issued	640	-
Units Redeemed	(77)	-
Net Increase (Decrease)	563	-
VIP - Telecomm. and Utilities Growth Investor Class (a)
Units Issued	107	-
Units Redeemed	(3)	-
Net Increase (Decrease)	104	-
VIP - Technology Investor Class (a)
Units Issued	515	-
Units Redeemed	(7)	-
Net Increase (Decrease)	508	-
VIP - Natural Resources Investor Class (a)
Units Issued	1,485	-
Units Redeemed	(42)	-
Net Increase (Decrease)	1,443	-
VIP - Heath Care Investor Class (a)
Units Issued	682	-
Units Redeemed	(10)	-
Net Increase (Decrease)	672	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Financial Services Investor Class (a)
Units Issued	177	-
Units Redeemed	(1)	-
Net Increase (Decrease)	176	-
VIP - Cyclical Industries Investor Class (a)
Units Issued	176	-
Units Redeemed	(5)	-
Net Increase (Decrease)	171	-
VIP - Consumer Industries Investor Class (a)
Units Issued	22	-
Units Redeemed	(1)	-
Net Increase (Decrease)	21	-
VIP - Real Estate Investor Class (a)
Units Issued	719	-
Units Redeemed	(63)	-
Net Increase (Decrease)	656	-
VIP - Strategic Income Investor Class (a)
Units Issued	2,173	-
Units Redeemed	(39)	-
Net Increase (Decrease)	2,134	-
VIP - Aggressive Growth Investor Class (a)
Units Issued	129	-
Units Redeemed	(5)	-
Net Increase (Decrease)	124	-
VIP - International Capital Appreciation Investor Class (a)
Units Issued	868	-
Units Redeemed	(6)	-
Net Increase (Decrease)	862	-
VIP - Value Leaders Investor Class (a)
Units Issued	414	-
Units Redeemed	(20)	-
Net Increase (Decrease)	394	-
VIP - Value Investor Class (a)
Units Issued	677	-
Units Redeemed	(12)	-
Net Increase (Decrease)	665	-
VIP - Growth Stock Investor Class (a)
Units Issued	212	-
Units Redeemed	(12)	-
Net Increase (Decrease)	200	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
(in thousands)	2005	2005
VIP - Freedom Income Investor Class (a)
Units Issued	239	-
Units Redeemed	(5)	-
Net Increase (Decrease)	234	-
VIP - Freedom 2005 Investor Class (a)
Units Issued	181	-
Units Redeemed	(4)	-
Net Increase (Decrease)	177	-
VIP - Freedom 2010 Investor Class (a)
Units Issued	951	-
Units Redeemed	(1)	-
Net Increase (Decrease)	950	-
VIP - Freedom 2015 Investor Class (a)
Units Issued	669	-
Units Redeemed	(18)	-
Net Increase (Decrease)	651	-
VIP - Freedom 2020 Investor Class (a)
Units Issued	1,050	-
Units Redeemed	(10)	-
Net Increase (Decrease)	1,040	-
VIP - Freedom 2025 Investor Class (a)
Units Issued	209	-
Units Redeemed	(3)	-
Net Increase (Decrease)	206	-
VIP - Freedom 2030 Investor Class (a)
Units Issued	445	-
Units Redeemed	(5)	-
Net Increase (Decrease)	440	-
VIP - Freedom Lifetime Income I (a)
Units Issued	-	191
Units Redeemed	-	(8)
Net Increase (Decrease)	-	183
VIP - Freedom Lifetime Income II (a)
Units Issued	-	128
Units Redeemed	-	(1)
Net Increase (Decrease)	-	127
VIP - Freedom Lifetime Income III (a)
Units Issued	-	316
Units Redeemed	-	(134)
Net Increase (Decrease)	-	182

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account, for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	76,196	$19.18	$19.04	$ 1,460,588	0.80%	1.00%	1.68%	0.88%	0.68%
2001	80,364	$19.01	$18.91	$ 1,527,149	0.80%	1.00%	4.23%	3.35%	3.14%
VIP - Money Market Investor Class (a)
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12%
VIP - High Income
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
2002	9,727	$20.41	$20.26	$ 198,237	0.80%	1.00%	10.07%	2.62%	2.41%
2001	8,173	$19.89	$19.78	$ 162,381	0.80%	1.00%	14.07%	(12.44%)	(12.62%)
VIP - High Income Investor Class (a)
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20%
VIP - Equity-Income
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
2002	23,450	$38.44	$38.16	$ 900,534	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	25,681	$46.66	$46.41	$ 1,197,414	0.80%	1.00%	1.63%	(5.72%)	(5.91%)
VIP - Equity-Income Investor Class (a)
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
2002	22,790	$40.35	$40.06	$ 919,031	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	26,518	$58.20	$57.89	$ 1,542,646	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Growth Investor Class (a)
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65%
VIP - Overseas
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
2002	7,999	$18.47	$18.34	$ 147,679	0.80%	1.00%	0.80%	(20.92%)	(21.08%)
2001	8,541	$23.36	$23.23	$ 199,435	0.80%	1.00%	5.44%	(21.80%)	(21.96%)
VIP - Overseas, Class R
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond (b)
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
2002	40,827	$25.82	$25.63	$ 1,052,667	0.80%	1.00%	3.35%	9.46%	9.24%
2001	29,934	$23.59	$23.46	$ 705,397	0.80%	1.00%	3.11%	7.59%	7.37%
VIP - Investment Grade Bond Investor Class (a)
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
2002	21,119	$25.61	$25.42	$ 540,146	0.80%	1.00%	4.10%	(9.46%)	(9.64%)
2001	23,886	$28.28	$28.13	$ 675,044	0.80%	1.00%	4.11%	(4.86%)	(5.05%)
VIP - Asset Manager Investor Class (a)
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%
2002	28,736	$22.86	$22.69	$ 656,334	0.80%	1.00%	1.35%	(22.87%)	(23.03%)
2001	31,347	$29.64	$29.48	$ 928,547	0.80%	1.00%	1.14%	(12.81%)	(12.99%)
VIP - Asset Manager: Growth (b)
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
2002	10,828	$16.00	$15.88	$ 173,028	0.80%	1.00%	3.02%	(16.20%)	(16.37%)
2001	12,742	$19.09	$18.99	$ 243,058	0.80%	1.00%	2.88%	(8.14%)	(8.32%)
VIP - Asset Manager: Growth Investor Class (a)
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
2002	45,432	$23.60	$23.42	$ 1,071,283	0.80%	1.00%	0.85%	(10.07%)	(10.26%)
2001	49,247	$26.24	$26.10	$ 1,291,600	0.80%	1.00%	0.79%	(12.95%)	(13.13%)
VIP - Contrafund Investor Class (a)
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
2002	10,681	$12.17	$12.08	$ 129,667	0.80%	1.00%	2.93%	(9.45%)	(9.63%)
2001	9,581	$13.44	$13.37	$ 128,576	0.80%	1.00%	3.18%	(2.37%)	(2.57%)
VIP - Balanced Investor Class (a)
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation (b)
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18%
VIP - Growth & Income (b)
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
2002	20,641	$12.63	$12.54	$ 260,432	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	23,727	$15.27	$15.19	$ 362,037	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP - Growth & Income Investor Class (a)
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
2002	10,469	$8.75	$8.68	$ 91,492	0.80%	1.00%	1.11%	(22.47%)	(22.63%)
2001	11,295	$11.28	$11.22	$ 127,364	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP - Growth Opportunities Investor Class (a)
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
2002	40,643	$9.63	$9.58	$ 390,960	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	44,539	$10.76	$10.73	$ 479,101	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP - Mid Cap Investor Class (a)
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69%
VIP - Telecomm. & Utilities Growth (b)
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
2002	1,014	$6.04	$6.02	$ 6,125	0.80%	1.00%	1.36%	(30.47%)	(30.61%)
2001	777	$8.68	$8.68	$ 6,751	0.80%	1.00%	0.21%	(13.15%)	(13.22%)(e)
VIP - Telecomm. & Utilities Growth Investor Class (a)
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology (b)
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
2002	4,902	$5.84	$5.82	$ 28,616	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	3,900	$9.46	$9.46	$ 36,901	0.80%	1.00%	-	(5.36%)	(5.44%) (e)
VIP - Technology Investor Class (a)
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84%
VIP - Natural Resources (b)
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
2002	2,047	$8.22	$8.20	$ 16,832	0.80%	1.00%	0.72%	(12.28%)	(12.46%)
2001	936	$9.38	$9.37	$ 8,779	0.80%	1.00%	0.21%	(6.24%)	(6.32%) (e)
VIP - Natural Resources Investor Class (a)
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23%
VIP - Health Care (b)
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
2002	5,208	$8.36	$8.34	$ 43,534	0.80%	1.00%	0.31%	(17.75%)	(17.91%)
2001	5,214	$10.17	$10.16	$ 52,999	0.80%	1.00%	-	1.65%	1.56% (e)
VIP - Health Care Investor Class (a)
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76%
VIP - Financial Services (b)
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
2002	3,460	$8.56	$8.54	$ 29,623	0.80%	1.00%	1.11%	(12.12%)	(12.29%)
2001	2,444	$9.74	$9.74	$ 23,808	0.80%	1.00%	0.40%	(2.56%)	(2.64%) (e)
VIP - Financial Services Investor Class (a)
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08%
VIP - Cyclical Industries (b)
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
2002	692	$8.06	$8.04	$ 5,579	0.80%	1.00%	0.10%	(20.32%)	(20.48%)
2001	675	$10.12	$10.11	$ 6,830	0.80%	1.00%	-	1.17%	1.08% (e)
VIP - Cyclical Industries Investor Class (a)
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Industries (b)
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
2002	1,122	$8.12	$8.10	$ 9,103	0.80%	1.00%	0.06%	(17.03%)	(17.19%)
2001	480	$9.79	$9.78	$ 4,701	0.80%	1.00%	-	(2.15%)	(2.23%) (e)
VIP - Consumer Industries Investor Class (a)
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51%
VIP - Strategic Income (b)
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93%
VIP - Aggressive Growth (a)
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation (a)
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70%
VIP - International Capital Appreciation Investor Class (a)
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73%
VIP - Value Leaders (a)
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20%
VIP - Value (a)
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49%
VIP - Value Investor Class (a)
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83%
VIP - Growth Stock (a)
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income (a)
2005	441	$10.23	$10.23	$ 4,561	0.80%	0.80%	1.37%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010 (a)
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015 (a)
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49%
VIP - Freedom Lifetime Income II (a)
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41%
VIP - Freedom Lifetime Income III (a)
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19%
UIF - Emerging Markets Equity
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
2002	4,599	$7.42	$7.37	$ 34,108	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	3,390	$8.21	$8.17	$ 27,827	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
2002	2,579	$12.49	$12.40	$ 32,177	0.80%	1.00%	7.96%	8.35%	8.13%
2001	945	$11.53	$11.47	$ 10,881	0.80%	1.00%	10.04%	9.21%	8.99%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Value Equity
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
2002	3,470	$10.02	$9.95	$ 34,728	0.80%	1.00%	1.35%	(17.53%)	(17.70%)
2001	2,144	$12.15	$12.09	$ 26,028	0.80%	1.00%	1.26%	(7.79%)	(7.98%)
UIF - International Magnum
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%
2002	3,420	$7.59	$7.54	$ 25,928	0.80%	1.00%	1.33%	(17.48%)	(17.65%)
2001	1,204	$9.20	$9.15	$ 11,067	0.80%	1.00%	0.46%	(19.94%)	(20.10%)
OMIF - Growth II (b)
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
2002	6,490	$7.22	$7.16	$ 46,809	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	9,187	$10.46	$10.40	$ 96,029	0.80%	1.00%	-	(40.95%)	(41.07%)
OMIF - Small Cap (b)
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
2002	17,673	$12.82	$12.72	$ 226,285	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	21,623	$18.76	$18.66	$ 405,302	0.80%	1.00%	0.11%	5.21%	5.00%
OMIF - Select Value (b)
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
2002	9,265	$13.31	$13.22	$ 123,189	0.80%	1.00%	0.85%	(25.67%)	(25.82%)
2001	16,878	$17.91	$17.82	$ 302,029	0.80%	1.00%	0.37%	0.90%	0.70%
OMIF - Technologies & Communications (b)
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
2002	25,444	$5.32	$5.28	$ 135,352	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	32,181	$11.66	$11.60	$ 375,082	0.80%	1.00%	-	(52.70%)	(52.80%)
OMIF - Large Cap Growth (b)
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
2002	12,626	$10.89	$10.81	$ 137,399	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	17,024	$15.98	$15.90	$ 272,002	0.80%	1.00%	-	(36.68%)	(36.81%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Discovery (b)
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
2002	9,116	$8.86	$8.79	$ 80,697	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	11,122	$14.30	$14.22	$ 158,957	0.80%	1.00%	-	(31.33%)	(31.47%)
WFAF - Opportunity (b)
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%
2002	7,958	$11.21	$11.13	$ 89,169	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	8,229	$15.45	$15.37	$ 127,060	0.80%	1.00%	0.42%	(4.48%)	(4.67%)
CST - Small Cap Growth
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
2002	5,188	$7.33	$7.28	$ 38,010	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	6,492	$11.15	$11.09	$ 72,334	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
2002	1,565	$7.08	$7.03	$ 11,075	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	1,840	$8.91	$8.87	$ 16,395	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Small Cap Focus (b)
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
2002	1,241	$6.53	$6.49	$ 8,105	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	1,699	$10.00	$9.95	$ 16,983	0.80%	1.00%	-	(29.21%)	(29.35%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2005, and the results of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 22, 2006

Annual Report

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0206
1.540223.108

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2005, 2004 and 2003

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR Corp.) and its subsidiary at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

March 31, 2006

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data) December 31, 2005 and 2004

ASSETS	2005	2004
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $697,365 in 2005 and $664,473 in 2004)	$ 693,141	$ 683,884
Equity securities, at fair value (cost of $816 in 2005 and $616 in 2004)	870	639
Policy loans	--	36

Total investments	694,011	684,559

Cash and cash equivalents	17,596	26,888
Cash equivalent (restricted)	4,270	4,100
Accrued investment income	8,585	11,789
Deferred policy acquisition costs	50,811	53,001
Reinsurance deposit and receivables	1,212,539	1,057,929
Other assets	6,904	6,849
Net deferred tax asset	33,814	26,477
Income taxes receivable	4,234	--
Separate account assets	12,664,867	11,925,614

Total assets	$ 14,697,631	$ 13,797,206
LIABILITIES

Future contract and policy benefits	$ 531,627	$ 390,740
Contractholder deposit funds	872,324	880,702
Other liabilities and accrued expenses	7,228	8,175
Income taxes payable	--	2,278
Payable to parent and affiliates	9,719	9,129
Separate account liabilities	12,664,867	11,925,614

Total liabilities	14,085,765	13,216,638

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	68,048	68,048
Accumulated other comprehensive income	(2,219)	12,781
Retained earnings	543,037	496,739

Total stockholder's equity	611,866	580,568

Total liabilities and stockholder's equity	$ 14,697,631	$ 13,797,206

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	2005	2004	2003
Revenues:
Fees charged to contractholders	$ 100,763	$ 97,489	$ 89,285
Net investment income	32,473	31,057	31,045
Interest on reinsurance deposit	47,579	47,321	36,652
Fund administration fees	3,493	3,736	4,129
Net realized investment gains	6,004	3,447	6,006
Premiums	6,456	6,958	6,330
Other income	76	18	--

Total Revenue	196,844	190,026	173,447

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	83,090	68,489	55,043
Contract and policy benefits and expenses	49,521	49,945	46,860
Other expenses	7,201	--	--

Total benefits and expenses	139,812	118,434	101,903

Income before income taxes	57,032	71,592	71,544

Income tax expense	10,734	16,782	18,088

Income before cumulative effect of change in accounting principle	46,298	54,810	53,456

Cumulative effect of change in accounting principle (less applicable income tax expense of $473 in 2004)	--	868	--

Net income	46,298	55,678	53,456

Other comprehensive income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(17,133)	(8,350)	6,237
Reclassification adjustment for net realized gains included in net income	(6,004)	(3,447)	(6,006)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	119	359	--
Benefit for income taxes related to items of other comprehensive income	8,018	4,158	90

Other comprehensive income, net of tax	(15,000)	(7,280)	321

Comprehensive income	$ 31,298	$ 48,398	$ 53,777

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2002	$ 3,000	$ 68,048	$ 19,740	$ 387,605	$ 478,393

Comprehensive income:
Net income	--	--	--	53,456	53,456
Other comprehensive income	--	--	321	--	321

Balance at December 31, 2003	3,000	68,048	20,061	441,061	532,170

Comprehensive income:
Net income	--	--	--	55,678	55,678
Other comprehensive income	--	--	(7,280)	--	(7,280)

Balance at December 31, 2004	3,000	68,048	12,781	496,739	580,568

Comprehensive income:
Net income	--	--	--	46,298	46,298
Other comprehensive income	--	--	(15,000)	--	(15,000)

Balance at December 31, 2005	$ 3,000	$ 68,048	$ (2,219)	$ 543,037	$ 611,866

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2005, 2004 and 2003
	2005	2004	2003
Cash flows from operating activities:
Net income	$ 46,298	$ 55,678	$ 53,456
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	6,317	8,264	5,980
Net realized investment gains	(6,004)	(3,447)	(6,006)
Cumulative effect of change in accounting principle	--	(868)	--
Provision (benefit) for deferred taxes	681	904	(5,261)
Change in deferred policy acquisition costs, net of amortization	2,656	1,121	(5,825)
Changes in assets and liabilities:
Accrued investment income	3,204	(325)	(1,855)
Future contract and policy benefits, net	234,513	229,510	50,393
Reinsurance deposit and receivables	(154,610)	(188,071)	(277,364)
Payable to parent and affiliates, net	590	2,108	719
Income taxes	(6,511)	(6,189)	5,434
Other assets and other liabilities, net	(1,229)	(591)	(3,315)

Net cash provided by (used for) operating activities	125,905	98,094	(183,644)

Cash flows from investing activities:
Purchase of debt securities	(785,769)	(212,589)	(305,637)
Purchase of equity securities	(926)	(598)	--
Purchase of restricted cash equivalent	(33,120)	(20,128)	--
Proceeds from sales of debt securities	714,128	176,637	171,280
Proceeds from maturities of debt securities	39,039	22,905	36,100
Proceeds from sales of equity securities	891	--	417
Proceeds from maturities of restricted cash equivalent	33,099	16,381	--
Change in policy loans	36	157	1
Capital expenditures	(466)	(805)	(496)

Net cash used for investing activities	(33,088)	(18,040)	(98,335)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	588,421	443,574	603,838
Deposits credited to fixed annuity contracts	47,121	57,888	217,570
Net transfers from separate accounts	476,805	581,052	593,881
Withdrawals from variable annuity contracts	(1,113,373)	(1,056,329)	(1,078,614)
Withdrawals from fixed annuity contracts	(100,977)	(84,551)	(61,603)

Net cash (used for) provided by financing activities	(102,003)	(58,366)	275,072

Effect of foreign exchange rate changes on cash	(106)	(12)	--

Net (decrease) increase in cash and cash equivalents	(9,292)	21,676	(6,907)

Cash and cash equivalents:
Beginning of year	26,888	5,212	12,119
End of year	$ 17,596	$ 26,888	$ 5,212
Supplemental disclosure of cash flow information for non-cash transactions (Note 4):
Charitable donation of debt securities at fair value	$ 7,201	$ --	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR Corp. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds and the Credit Suisse Trust. The assets of the Variable Life Account I are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds and the Credit Suisse Trust. Separate account assets are reported at the net asset value of such portfolios. Effective January 2, 2004 and January 9, 2004, FILI and EFILI, closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds respectively, to new money.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. In 2004, FILI began offering a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Account I.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt and equity securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt and equity securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds are accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, Canadian treasury bill and banker's acceptance and are reported at fair value which approximates cost. At December 31, 2005 and 2004, the Company recorded $4,270,000 and $4,100,000, respectively in a Canadian Treasury Bill and banker's acceptance. These funds are required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,938,000 and $26,311,000 at December 31, 2005 and 2004, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers and are recognized when earned. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, variable annuity products with a guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Adoption of Statement of Position 03-01), the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. For policies issued in 2003 and prior, the fixed income annuity product is accounted for as contractholder deposits, recognizing the immateriality of the life contingent contracts. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for the fixed portion of the variable income annuity product with minimal life contingencies. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the life time of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income.

New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company elected early adoption of SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")." SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate account asset and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $1,341,000 in the consolidated statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

In December 2003, the FASB issued FASB Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities". This standard does not impact the Company's results of operations or financial position.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $868,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company reduced its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different from the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Decrease in guaranteed minimum death benefit liability	$ 1,314
Change in deferred acquisition costs	27
1,341
Provision for income taxes	(473)

Cumulative effect of change in accounting principle	$ 868

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	2005	2004
Beginning balance	$ 10,279	$ 13,454
Unlocking of benefit ratio	(2,149)	(1,208)
Interest on reserve	540	828
Claims paid	(4,211)	(6,517)
Accrual of benefit ratio	3,252	3,715
Reserve on new issues	--	7

Ending balance	$ 7,711	$ 10,279

The reinsurance recoverables associated with GMDB were $6,983,000 and $9,267,000 at December 31, 2005 and December 31, 2004, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The projected lapse rates for 2006 include an additional 12% lapse for anticipated exchanges to a new deferred variable annuity product.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2005 and December 31, 2004. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2005	2004
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 9,736,865	$ 9,897,246
Net amount at risk	$ 441,038	$ 576,753
Average attained age of contractholders	63	62
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 546,821	$ 561,802
Net amount at risk	$ 107,720	$ 141,971
Average attained age of contractholders	67	66

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ 32,537	$ 32,997	$ 33,241
Cash and cash equivalents	2,685	491	325
Other Income	2	89	50
Total investment income	35,224	33,577	33,616
Less: Investment expenses	2,751	2,520	2,571
Net Investment Income	$ 32,473	$ 31,057	$ 31,045

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2005	2004	2003
(in thousands)
Debt securities
Gross realized gains	$ 9,694	$ 4,075	$ 6,862
Gross realized losses	$ 3,779	$ 628	$ 784
Equity securities
Gross realized gains	$ 89	$ --	$ 28
Gross realized losses	$ --	$ --	$ --

Realized investment losses as a result of other than temporary impairments in the value of investments were $0, $0 and $100,000 in 2005, 2004, and 2003, respectively. The net fair value of non-income producing debt securities was $0 as of December 31, 2005 and 2004, respectively. The amount of interest foregone by non-income producing securities was $0, $0 and $411,000 for 2005, 2004 and 2003 respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ (4,224)	$ 19,411	$ 31,646
Equity securities	54	23	--
DAC	223	(243)	(657)
Deferred income tax benefit (expense)	1,247	(6,769)	(10,928)
	$ (2,700)	$ 12,422	$ 20,061

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2005 and 2004, respectively were as follows:

	2005
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,942)	$ 376,046	398
Greater than 12 months	(2,178)	78,631	60
	$ (7,120)	$ 454,677	458

Below investment grade debt securities:
0-12 months	$ (371)	$ 15,802	99
Greater than 12 months	(25)	838	11
	$ (396)	$ 16,640	110
	2004
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (1,066)	$ 159,056	80
Greater than 12 months	(7)	367	2
	$ (1,073)	$ 159,423	82

Below investment grade debt securities:
0-12 months	$ (60)	$ 2,542	29
Greater than 12 months	(1)	30	1
	$ (61)	$ 2,572	30

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2005 and 2004. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2005. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, and equity securities were as follows:

	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 59,231	$ 5	$ (820)	$ 58,416
Corporate debt securities	479,168	3,233	(5,586)	476,815
Mortgage backed securities	158,966	54	(1,110)	157,910

	$ 697,365	$ 3,292	$ (7,516)	$ 693,141

Equity securities:	$ 816	$ 56	$ (2)	$ 870
	December 31, 2004
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 117,839	$ 1,114	$ (309)	$ 118,644
Corporate debt securities	544,454	19,265	(825)	562,894
Loan and structured securities	2,180	166	--	2,346

	$ 664,473	$ 20,545	$ (1,134)	$ 683,884

Equity securities:	$ 616	$ 23	$ --	$ 639

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2005, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 97,343	$ 97,393
Due after 1 year through 5 years	335,177	332,402
Due after 5 year through 10 years	53,077	52,759
Due after 10 years	52,802	52,677
Mortgage backed securities	158,966	157,910
	$ 697,365	$ 693,141

At December 31, 2005 and 2004, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2005, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,713,000 and $2,724,000 respectively. At December 31, 2004, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,797,000 and $2,847,000, respectively.

During 2005 and 2004, the company donated debt securities to a qualified charitable organization at fair value of $7,201,000 and $0, respectively. This is recorded as other expenses in the consolidated statements of income and comprehensive income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

The estimated carrying values and fair values of the financial instruments were as follows:

	2005		2004
	Carring Value	Fair Value	Carring Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 693,141	$ 693,141	$ 683,884	$ 683,884
Equity securities (Note 2)	870	870	639	639
Policy loans	--	--	36	36
Cash and cash equivalents (Note 2)	21,866	21,866	30,988	30,988
Reinsurance deposit and receivables	1,212,539	1,245,278	1,057,929	1,107,644
Separate account assets	12,664,867	12,664,867	11,925,614	11,925,614

	$ 14,593,283	$ 14,626,022	$ 13,699,090	$ 13,748,805

Financial Liabilities:
Future contract and policy benefits	$ 531,627	$ 531,543	$ 390,740	$ 390,902
Contractholder deposit funds	872,324	905,063	880,702	930,417
Separate account liabilities	12,664,867	12,664,867	11,925,614	11,925,614

	$ 14,068,818	$ 14,101,473	$ 13,197,056	$ 13,246,933

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

Separate Accounts

Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Current:
Federal	$ 9,558	$ 15,427	$ 22,629
State	495	451	720
	10,053	15,878	23,349
Deferred:
Federal	686	983	(3,973)
State	(5)	(79)	(1,288)
	681	904	(5,261)
Provision for income taxes	$ 10,734	$ 16,782	$ 18,088

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2005	2004
	(in thousands)
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$ 8,612	$ 10,736
Contractholder reserves	17,100	15,133
Deferred revenue	6,720	6,603
Unrealized losses (gains) on available-for-sale securities	1,325	(6,855)
Other, net	57	860

Net deferred tax asset	$ 33,814	$ 26,477

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2003 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

Income taxes were 18.8%, 23.4% and 25.3% of pretax earnings in 2005, 2004 and 2003, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

FILI paid federal and state income taxes of $16,565,000, $22,067,000 and $17,915,000 in 2005, 2004 and 2003, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2005, 2004 and 2003, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2005	2004	2003
(in thousands)
FILI
Statutory net income	$ 48,301	$ 56,446	$ 61,397
Statutory surplus	$ 566,312	$ 512,902	$ 452,484
EFILI
Statutory net income	$ 5,546	$ 5,735	$ 4,645
Statutory surplus	$ 46,063	$ 40,504	$ 34,891

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $18,267,000, $17,582,000 and $18,150,000 in 2005, 2004 and 2003, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $6,575,000, $5,986,000 and $6,128,000 in 2005, 2004 and 2003, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company has an agreement with Fidelity Management Trust Company ("FMTC") under which FMTC provides investment management and advisory services to the Company. The Company paid FMTC $1,136,000, $1,125,000 and $1,093,000 in 2005, 2004 and 2003, respectively, for such services.

The Company has an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR Corp. and its subsidiaries $15,958,000, $13,941,000 and $11,638,000 in 2005, 2004 and 2003, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $839,000, $732,000 and $527,000 were charged to the Company in 2005, 2004 and 2003, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,000,000, $1,856,000 and $1,601,000 in 2005, 2004 and 2003, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,461,000, $3,311,000 and $2,337,000 in 2005, 2004 and 2003, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Commissions, gross	$ 18,267	$ 17,582	$ 18,160
Compensation and benefits	27,714	23,694	18,666
Capitalization of deferred policy acquisition costs	(4,121)	(4,014)	(8,885)
Amortization of deferred policy acquisition costs	6,777	5,135	3,060
Rent expenses	2,195	2,689	2,592
Taxes, licenses and fees	2,190	1,033	1,976
General insurance expenses	30,068	22,370	19,474

	$ 83,090	$ 68,489	$ 55,043

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2005, 2004 and 2003, the Company adjusted amortization by $1,747,000, $394,000 and ($1,086,000) respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2005). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.25% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2005	2004
(in thousands)
Deposit assets:
Genworth Financial	$ 776,929	$ 666,380
Principal Life Insurance Company	398,784	357,254

Reinsurance deposits	$ 1,175,713	$ 1,023,634

Contractholder deposit funds and future benefits	$ 1,194,632	$ 1,042,234

Interest on reinsurance deposit	$ 47,579	$ 47,321
Contract and policy benefits and expenses	$ 37,649	$ 37,747

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company and Genworth Financial are partially secured by investments held in trust.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Direct life premiums	$ 13,640	$ 12,934	$ 11,853
Reinsurance ceded	(7,184)	(5,976)	(5,523)
Net life premiums	$ 6,456	$ 6,958	$ 6,330

Direct contract and policy benefits	$ 190,603	$ 172,508	$ 144,724
Reinsurance ceded	(141,082)	(122,563)	(97,864)
Net contract and policy benefits	$ 49,521	$ 49,945	$ 46,860

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2005.

Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2005 and 2004.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2005 and 2004.

Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005, 2004 and 2003.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4) (a) Specimen Variable Annuity Contract. (Note 1)

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(c) Endorsement for Qualified Contracts. (Note 1)

(5) (a) Application for Variable Annuity Contract. (Note 1)

(b) Application for Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herewith.

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 3)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC. and Pacific Guardian Life Insurance Company, Limited. (Note 5)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund") is filed herewith as Exhibit 14.

(15) Powers of Attorney

(a) Power of Attorney for Richard A. Spillane, Jr. (Note 6)

(b) Power of Attorney for Joseph F. Hope III (Note 7)

(c) Power of Attorney for Clare S. Richer (Note 8)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 24, 2001.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 20 to this Registration Statement filed on April 26, 2002.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 21 to this Registration Statement filed on April 25, 2003.

(Note 8) Incorporated by reference from an initial Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Annuity Account I, filed on December 1, 2004.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

JAMES C. CURVEY, Director

RODNEY R. ROHDA, Director

CLARE S. RICHER, Director

RICHARD A. SPILLANE, JR., Director

JON J. SKILLMAN, Director

ROGER T. SERVISON, Director

Executive Officers Who Are Not Directors

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Marketing
David A. Golino		Senior Vice President and Chief Financial Officer
Joseph F. Hope III		Treasurer
David W. Morse		Senior Vice President, Client Services
David J. Pearlman		Vice President, Senior Legal Counsel, and Secretary
Stephen L. Deschenes		Executive Vice President, Product Management
Jeffrey K. Cimini		Executive Vice President Sales
William J. Johnson Jr.		Actuary and Executive Vice President, Investment Product
Development and Risk Management
Thomas M. Ewanich		Vice President and Actuary
Paul J. Vancheri		Senior Vice President, Systems and Technology
Earl F. Martin		Appointed Actuary

The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2006 there were 2,435 Qualified Contracts and 106,010 Non-qualified Contracts.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	\\\\\\\\\\	Jeffrey Carney	\\\\\\\\\\\\\\\\\\\\\\\\\	Director
		Ellyn A. McColgan		Director
		Jeffrey Carney		Chief Executive Officer and President
		Michael J. Sonier		Chief Financial Officer and Senior Vice President
		Mark DiTota		Vice President, Real Estate
		Jacqueline Shoback		Vice President, Real Estate
		Roger T. Servison		Vice President, Electronic Access Membership
		Tami R. Rash		Treasurer
		J. Gregory Wass		Assistant Treasurer
		Alex Gavis		Secretary and General Counsel
		Jay Freedman		Assistant Secretary
		Susan Sturdy		Assistant Secretary
		Susan Boudrot		Compliance Officer
		Lee Weiss		Executive Vice President, Family Office

(c) Commissions and other compensation received by principal underwriter.

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securitie laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April, 2006.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	*	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2006.

Signature	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Title
*
Jon J. Skillman		President and Director	)
Pursuant to a Power of Attorney filed herewith			)
)
*			)
David A. Golino		Senior Vice President and Chief Financial Officer	)
Pursuant to a Power of Attorney filed herewith			)
)
*			)
Edward C. Johnson 3d		Director	)
)
*			)
Richard A. Spillane, Jr.		Director	) By:	/s/David J. Pearlman
			)	David J. Pearlman
*			)	(Attorney-in-Fact)*
James C. Curvey		Director	)
)
*			)
Rodney R. Rohda		Director	)
*			)
Clare S. Richer		Director	)
)
*
Roger T. Servison		Director	)
Pursuant to a Power of Attorney filed herewith			)

POWER OF ATTORNEY

I, Jon J. Skillman, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i)Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Jon J. Skillman

Jon J. Skillman April 27, 2006

POWER OF ATTORNEY

I, David A. Golino, the undersigned Chief Financial Officer of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/David A. Golino

David A. Golino April 27, 2006

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison

Roger T. Servison April 27, 2006